UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-08231

SPIRIT OF AMERICA INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-516-390-5565

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT

June 30, 2021

Spirit of America Real Estate Income and Growth Fund

Spirit of America Large Cap Value Fund

Spirit of America Municipal Tax Free Bond Fund

Spirit of America Income Fund

Spirit of America Income & Opportunity Fund

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
PERFORMANCE UPDATE (UNAUDITED)

Summary of Portfolio Holdings (Unaudited)

As of June 30, 2021

Residential REITs	21.65%	$21,998,152
Industrial REITs	21.30%	21,633,844
Data Center (REITs)	21.01%	21,338,557
Retail REITs	10.08%	10,239,210
Self-Storage REITs	5.91%	6,000,995
Office REITs	5.02%	5,098,788
Health Care REITs	3.46%	3,512,375
Infrastructure REITs	2.93%	2,976,333
Hotel REITs	2.72%	2,767,074
Multi Asset Class REITs	1.85%	1,882,844
Gaming REITs	1.49%	1,509,187
Money Market	0.92%	930,159
Specialty REITs	0.56%	573,685
Consumer Discretionary	0.53%	533,471
Mortage Finance	0.31%	318,773
Municipal Bonds	0.20%	200,790
Timber REITs	0.06%	61,956
Total Investments	100.00%	$101,576,193

1

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
PERFORMANCE UPDATE (UNAUDITED) (CONT.)

Average Annual Returns (Unaudited)

For the periods ended June 30, 2021

	Six Months	1 Year	5 Year	10 Year	Expense Ratios[4]
Class A Shares - with load	10.74%	21.69%	5.44%	7.10%	1.59%
Class A Shares - no load	16.89%	28.45%	6.59%	7.68%	1.59%
Class C Shares - with load[1]	15.46%	26.51%	5.82%	6.92%	2.29%
Class C Shares - no load[1]	16.46%	27.51%	5.82%	6.92%	2.29%
Institutional Class Shares[2]	17.00%	28.88%	6.91%	8.00%	1.29%
MSCI US REIT Index[3]	21.81%	38.06%	6.32%	9.38%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 5.25% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares. Total returns for periods less than one year are not annualized.

[1]	Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

[2]	Institutional Shares commenced operations on May 1, 2020. Prior to May 1, 2020, performance is based on the performance of Class A Shares.

[3]	The Morgan Stanley Capital International (“MSCI”) US REIT Index is an unmanaged index. The MSCI US REIT Index is a free float- adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (“REITs”) that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The index represents approximately 85% of the US REIT universe. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

[4]	Reflects the expense ratio as disclosed in the Fund’s prospectus dated May 1, 2021. Additional information pertaining to the Fund’s expense ratios as of June 30, 2021, can be found in the financial highlights.

Fixed Distribution Policy (Unaudited)

The Board of Directors of the Fund has set a fixed distribution policy whereby the Fund will declare semi-annual distributions comprised of income earned, if any, realized long-term capital gains, if any, and to the extent necessary, return of capital, payable as of June 30 and December 31 of each year in the annual aggregate minimum amount of $0.85 per share. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of these distributions. The Fund’s total return based on net asset value is presented on the prior page as well as in the Financial Highlights tables.

2	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

PERFORMANCE UPDATE (UNAUDITED)

Summary of Portfolio Holdings (Unaudited)

As of June 30, 2021

Technology	33.94%	$49,690,718
Financials	11.58%	16,947,758
Health Care	9.92%	14,529,590
Industrials	9.19%	13,451,097
Consumer Staples	8.18%	11,974,134
Communications	7.70%	11,270,551
Consumer Discretionary	6.57%	9,618,783
Real Estate	4.29%	6,275,933
Energy	3.76%	5,511,297
Utilities	2.80%	4,103,928
Materials	1.41%	2,067,051
Money Market	0.66%	965,662
Total Investments	100.00%	$146,406,502

3

SPIRIT OF AMERICA LARGE CAP VALUE FUND

PERFORMANCE UPDATE (UNAUDITED) (CONT.)

Average Annual Returns (Unaudited)

For the periods ended June 30, 2021

	Six Months	1 Year	5 Year	10 Year	Expense Ratios[4]
Class A Shares - with load	8.83%	31.51%	13.83%	11.17%	1.53%
Class A Shares - no load	14.88%	38.77%	15.06%	11.77%	1.53%
Class C Shares - with load[1]	13.47%	36.76%	14.24%	10.97%	2.23%
Class C Shares - no load[1]	14.47%	37.76%	14.24%	10.97%	2.23%
Institutional Class Shares[2]	15.04%	39.17%	15.41%	12.11%	1.23%
S&P 500 Index[3]	15.25%	40.79%	17.65%	14.84%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 5.25% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares. Total returns for periods less than one year are not annualized.

1	Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

2	Institutional Shares commenced operations on May 1, 2020. Prior to May 1, 2020, performance is based on the performance of Class A Shares.

3	S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

4	Reflects the expense ratio as disclosed in the Fund’s prospectus dated May 1, 2021. Additional information pertaining to the Fund’s expense ratios as of June 30, 2021, can be found in the financial highlights.

Fixed Distribution Policy (Unaudited)

The Board of Directors of the Fund has set a fixed distribution policy whereby the Fund will declare semi-annual distributions comprised of income earned, if any, realized long-term capital gains, if any, and to the extent necessary, return of capital, payable as of June 30 and December 31 of each year in the annual aggregate minimum amount of $1.40 per share. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of these distributions. The Fund’s total return based on net asset value is presented in the table above as well as in the Financial Highlights tables.

4	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

PERFORMANCE UPDATE (UNAUDITED)

Summary of Portfolio Holdings (Unaudited)

As of June 30, 2021

New York	21.12%	$14,255,441	Louisiana	0.95%	$638,031
Texas	9.23%	6,231,953	Arizona	0.90%	608,991
Connecticut	8.80%	5,939,557	Ohio	0.86%	582,168
Florida	8.05%	5,427,510	Puerto Rico	0.85%	570,438
Pennsylvania	6.45%	4,349,061	Alaska	0.74%	500,777
Indiana	4.99%	3,366,662	Tennessee	0.59%	399,089
California	4.63%	3,120,432	South Dakota	0.57%	385,040
Money Market	4.46%	3,007,159	Iowa	0.45%	303,518
New Jersey	4.39%	2,961,530	Virginia	0.43%	287,116
Massachusetts	3.93%	2,649,662	Oklahoma	0.39%	264,195
Michigan	3.11%	2,096,029	Nebraska	0.38%	255,875
Maine	1.98%	1,333,343	Vermont	0.37%	251,932
District of Columbia	1.63%	1,098,516	North Carolina	0.34%	230,599
Washington	1.62%	1,090,029	Illinois	0.30%	200,938
Georgia	1.45%	976,959	North Dakota	0.16%	107,266
Utah	1.37%	925,926	Wisconsin	0.12%	81,576
Nevada	1.20%	809,703	Virgin Islands	0.11%	75,189
New Mexico	1.09%	738,458	Oregon	0.05%	36,698
Minnesota	0.98%	660,818	Total Investments	100.00%	$67,463,522
Missouri	0.96%	645,338

5

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

PERFORMANCE UPDATE (UNAUDITED) (CONT.)

Average Annual Returns (Unaudited)

For the periods ended June 30, 2021

					Expense Ratios[4]
						With Applicable
	Six Months	1 Year	5 Year	10 Year	Gross	Waivers
Class A Shares - with load	(4.10)%	(2.16)%	1.14%	3.23%	1.11%	0.90%
Class A Shares - no load	0.73%	2.69%	2.12%	3.73%	1.11%	0.90%
Class C Shares - with load[1]	(0.69)%	0.83%	1.22%	2.83%	1.96%	1.75%
Class C Shares - no load[1]	0.31%	1.83%	1.22%	2.83%	1.96%	1.75%
Institutional Class Shares[2]	0.81%	2.85%	2.28%	3.89%	0.96%	0.75%
Bloomberg Barclays Municipal Bond Index[3]	1.06%	4.17%	3.25%	4.28%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 4.75% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares. Total returns for periods less than one year are not annualized.

1	Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

2	Institutional Shares commenced operations on May 1, 2020. Prior to May 1, 2020, performance is based on the performance of Class A Shares.

3	The Bloomberg Barclays Municipal Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

4	Reflects the expense ratio as disclosed in the Fund’s prospectus dated May 1, 2021. Spirit of America Management Corp. (the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses will not exceed 0.90%, 1.75% and 0.75% of the Class A Shares, Class C Shares and Institutional Shares average daily net assets, respectively, through April 30, 2022. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expense Agreement may be terminated at any time, by the Board of Directors, on behalf of the Fund, upon sixty days written notice to the Adviser. Additional information pertaining to the Fund’s expense ratios as of June 30, 2021, can be found in the financial highlights.

6	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

PERFORMANCE UPDATE (UNAUDITED)

Summary of Portfolio Holdings (Unaudited)

As of June 30, 2021

Municipal Bonds	55.56%	71,640,110
Preferred Stocks	19.80%	25,522,488
Common Stocks	16.24%	20,932,637
Corporate Bonds	8.32%	10,729,227
Collateralized Mortgage Obligations	0.08%	106,717
Total Investments	100.00%	$128,931,179

Average Annual Returns (Unaudited)

For the periods ended June 30, 2021

					Expense Ratios[4]
						With Applicable
	Six Months	1 Year	5 Year	10 Year	Gross	Waivers
Class A Shares - with load	(1.61)%	4.99%	3.79%	5.56%	1.16%	1.11%
Class A Shares - no load	3.29%	10.21%	4.81%	6.07%	1.16%	1.11%
Class C Shares - with load[1]	1.82%	8.40%	4.01%	5.27%	1.91%	1.86%
Class C Shares - no load[1]	2.82%	9.40%	4.01%	5.27%	1.91%	1.86%
Institutional Class Shares[2]	3.41%	10.45%	5.06%	6.33%	0.91%	0.86%
Bloomberg Barclays U.S. Aggregate Bond Index[3]	(1.60)%	(0.33)%	3.03%	3.39%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 4.75% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares. Total returns for periods less than one year are not annualized.

[1]	Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

[2]	Institutional Shares commenced operations on May 1, 2020. Prior to May 1, 2020, performance is based on the performance of Class A Shares.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

[4]	Reflects the expense ratio as disclosed in the Fund’s prospectus dated May 1, 2021. Spirit of America Management Corp. (the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses will not exceed 1.10%, 1.85% and 0.85% of the Class A Shares, Class C Shares and Institutional Shares average daily net assets, respectively, through April 30, 2022. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expense Agreement may be terminated at any time, by the Board of Directors, on behalf of the Fund, upon sixty days written notice to the Adviser. Additional information pertaining to the Fund’s expense ratios as of June 30, 2021, can be found in the financial highlights.

7

SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND

PERFORMANCE UPDATE (UNAUDITED)

Summary of Portfolio Holdings (Unaudited)

As of June 30, 2021

Common Stocks	41.49%	$11,383,906
Municipal Bonds	40.33%	11,067,534
Preferred Stocks	9.32%	2,557,400
Money Market	3.59%	983,915
U.S. Government & Agency Obligations	3.35%	920,187
Corporate Bonds	1.92%	527,895
Total Investments	100.00%	$27,440,837

Average Annual Returns (Unaudited)

For the periods ended June 30, 2021

					Expense Ratios[4]
				Since
				Inception		With
				(July 8,		Applicable
	Six Months	1 Year	5 Year	2013)	Gross	Waivers
Class A Shares - with load	3.71%	13.51%	5.73%	5.24%	1.47%	1.26%
Class A Shares - no load	8.88%	19.17%	6.76%	5.89%	1.47%	1.26%
Class C Shares - with load[1]	7.54%	17.29%	5.99%	5.04%	2.22%	2.01%
Class C Shares - no load[1]	8.54%	18.29%	5.99%	5.04%	2.22%	2.01%
Institutional Class Shares[2]	9.05%	19.56%	7.04%	6.16%	1.22%	1.01%
Bloomberg Barclays U.S. Aggregate Bond Index[3]	(1.60)%	(0.33)%	3.03%	3.50%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 4.75% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares. Total returns for periods less than one year are not annualized.

[1]	Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

[2]	Institutional Shares commenced operations on May 1, 2020. Prior to May 1, 2020, performance is based on the performance of Class A Shares.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

[4]	Reflects the expense ratio as disclosed in the Fund’s prospectus dated May 1, 2021. Spirit of America Management Corp. (the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses will not exceed 1.25%, 2.00% and 1.00% of the Class A Shares, Class C Shares and Institutional Shares average daily net assets, respectively, through April 30, 2022. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expense Agreement may be terminated at any time, by the Board of Directors, on behalf of the Fund, upon sixty days written notice to the Adviser. Additional information pertaining to the Fund’s expense ratios as of June 30, 2021, can be found in the financial highlights.

8	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND

PERFORMANCE UPDATE (UNAUDITED) (CONT.)

Fixed Distribution Policy (Unaudited)

The Board of Directors of the Fund has set a fixed distribution policy whereby the Fund will declare semi-annual distributions comprised of income earned, if any, realized long-term capital gains, if any, and to the extent necessary, return of capital, payable as of June 30 and December 31 of each year in the annual aggregate minimum amount of $0.60 per share. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of these distributions. The Fund’s total return based on net asset value is presented on the prior page as well as in the Financial Highlights tables.

9

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | JUNE 30, 2021 (UNAUDITED)

	Shares	Market Value
Common Stocks 97.14%

Data Center REITs 20.91%
CoreSite Realty Corp.	28,425	$3,826,005
CyrusOne, Inc.	44,100	3,154,032
Digital Realty Trust, Inc.	35,081	5,278,287
Equinix, Inc.	5,125	4,113,325
QTS Realty Trust, Inc., Class A	61,575	4,759,748
		21,131,397
Gaming REITs 1.49%
Gaming and Leisure Properties, Inc.	3,685	170,726
MGM Growth Properties LLC, Class A	36,550	1,338,461
		1,509,187
Health Care REITs 3.47%
Global Medical REIT, Inc.	15,000	221,400
Healthcare Trust of America, Inc., Class A	7,500	200,250
Healthpeak Properties, Inc.	33,668	1,120,808
Medical Properties Trust, Inc.	12,500	251,250
Omega Healthcare Investors, Inc.	1,000	36,290
Physicians Realty Trust	5,850	108,049
Ventas, Inc.	5,050	288,355
Welltower, Inc.	15,475	1,285,973
		3,512,375
Homebuilding 0.53%
D.R. Horton, Inc.	500	45,185
Lennar Corp., Class A	2,500	248,375
Toll Brothers, Inc.	4,150	239,911
		533,471
Hotel REITs 1.91%
Apple Hospitality REIT, Inc.	10,210	155,805
Host Hotels & Resorts, Inc.(a)	25,000	427,250
Park Hotels & Resorts, Inc.(a)	7,750	159,727
Pebblebrook Hotel Trust(a)	29,581	696,633
Summit Hotel Properties, Inc.(a)	18,000	167,940
Sunstone Hotel Investors, Inc.	25,700	319,194
		1,926,549
Industrial REITs 21.30%
Americold Realty Trust	30,200	1,143,070
Duke Realty Corp.	3,750	177,562
Innovative Industrial Properties, Inc.	24,050	4,594,031
Prologis, Inc.	93,970	11,232,234
STAG Industrial, Inc.	44,950	1,682,479
Terreno Realty Corp.	41,900	2,703,388
		21,532,764
Infrastructure REITs 2.94%
American Tower Corp., Class A	5,110	1,380,415
Crown Castle International Corp.	8,180	1,595,918
		2,976,333

See accompanying notes which are an integral part of these financial statements.

10	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Shares	Market Value

Mortgage Finance 0.32%
Blackstone Mortgage Trust, Inc., Class A	2,200	$70,158
Starwood Property Trust, Inc.	9,500	248,615
		318,773
Multi Asset Class REITs 1.80%
Lexington Realty Trust	2,700	32,265
One Liberty Properties, Inc.	2,500	70,975
WP Carey, Inc.	22,950	1,712,529
		1,815,769
Office REITs 5.04%
Alexandria Real Estate Equities, Inc.	12,650	2,301,541
Boston Properties, Inc.	6,965	798,119
City Office REIT, Inc.	59,308	737,198
Hudson Pacific Properties, Inc.	27,550	766,441
Kilroy Realty Corp.	7,115	495,489
		5,098,788
Residential REITs 21.63%
American Campus Communities, Inc.	1,000	46,720
American Homes 4 Rent, Class A	1,500	58,275
Apartment Income REIT Corp.	25,902	1,228,532
AvalonBay Communities, Inc.	10,190	2,126,551
Camden Property Trust	12,750	1,691,543
Equity LifeStyle Properties, Inc.	35,000	2,600,850
Equity Residential	25,415	1,956,955
Essex Property Trust, Inc.	6,286	1,885,863
Invitation Homes, Inc.	32,800	1,223,112
Mid-America Apartment Communities, Inc.	17,072	2,875,266
Sun Communities, Inc.	26,100	4,473,540
UDR, Inc.	34,750	1,702,055
		21,869,262
Retail REITs 9.63%
Agree Realty Corp.	1,500	105,735
Brixmor Property Group, Inc.	35,175	805,156
Federal Realty Investment Trust	11,300	1,324,021
Four Corners Property Trust, Inc.	2,000	55,220
Kimco Realty Corp.	26,069	543,539
National Retail Properties, Inc.	14,750	691,480
Realty Income Corp.	24,280	1,620,447
Regency Centers Corp.	23,300	1,492,831
Simon Property Group, Inc.	20,900	2,727,032
Spirit MTA REIT(b)	1,140	484
STORE Capital Corp.	3,000	103,530
Tanger Factory Outlet Centers, Inc.	11,500	216,775
VEREIT, Inc.	1,000	45,930
		9,732,180
Self-Storage REITs 5.54%
CubeSmart	19,750	914,820
Extra Space Storage, Inc.	11,645	1,907,684
Life Storage, Inc.	17,750	1,905,462
Public Storage	2,900	872,001
		5,599,967

See accompanying notes which are an integral part of these financial statements.

11

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Shares	Market Value

Specialty REITs 0.57%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,217	$573,685

Timber REITs 0.06%
Weyerhaeuser Co.	1,800	61,956

Total Common Stocks
(Cost $56,017,763)		98,192,456

Preferred Stocks 2.23%

Data Center REITs 0.20%
Digital Realty Trust, Inc., Series J, 5.25%	4,000	104,000
QTS Realty Trust, Inc., 7.13%	4,000	103,160
		207,160
Hotel REITs 0.84%
Ashford Hospitality Trust, Inc., Series F, 7.38%	6,000	159,900
Hersha Hospitality Trust, Series D, 6.50%	5,000	117,750
Hersha Hospitality Trust, Series E, 6.50%	5,000	117,750
Pebblebrook Hotel Trust, Series F, 6.30%	2,500	63,225
Pebblebrook Hotel Trust, Series G, 6.38%	4,000	109,040
Sotherly Hotels, Inc., Series B, 8.00%	6,000	120,000
Sotherly Hotels, Inc., Series C, 7.88%	2,000	39,300
Sunstone Hotel Investors, Inc., Series H 6.13%	4,000	113,560
		840,525
Industrial REITs 0.10%
Monmouth Real Estate Investment Corp., Series C, 6.13%	4,000	101,080

Multi Asset Class REITs 0.07%
Vornado Realty Trust, Series M, 5.25%	2,500	67,075

Residential REITs 0.13%
American Homes 4 Rent, Series G, 5.88%	2,000	51,640
Bluerock Residential Growth REIT, Inc., Series A, 7.13%	3,000	77,250
		128,890
Retail REITs 0.50%
CTO Realty Growth, Inc., Series A, 6.38%	2,000	50,840
Federal Realty Investment Trust, Series C, 5.00%	6,500	171,730
National Retail Properties, Inc., Series F, 5.20%	11,000	284,460
		507,030
Self-Storage REITs 0.39%
Public Storage, Series I, 4.88%	1,917	52,948
Public Storage, Series K, 4.75%	4,000	110,320
Public Storage, Series L, 4.63%	2,000	55,080
Public Storage, Series M, 4.13%	1,167	30,400
Public Storage, Series N, 3.88%	4,000	101,720
Public Storage, Series P, 4.00%	2,000	50,560
		401,028
Total Preferred Stocks
(Cost $2,184,818)		2,252,788

See accompanying notes which are an integral part of these financial statements.

12	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Principal
	Amount	Market Value

Municipal Bonds 0.20%
Franklin County Convention Facilities Authority, Revenue Bonds, 6.54%, 12/1/2036	$140,000	$200,790

Total Municipal Bonds
(Cost $161,908)		200,790

	Shares

Money Market Funds 0.92%
Morgan Stanley Institutional Liquidity Fund, Institutional Class, 0.03%(c)	930,159	930,159

Total Money Market Funds
(Cost $930,159)		930,159

Total Investments — 100.49%
(Cost $59,294,648)		101,576,193
Liabilities in Excess of Other Assets — (0.49)%		(494,278)
NET ASSETS — 100.00%		$101,081,915

(a)	Non-income producing security.

(b)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2021.

See accompanying notes which are an integral part of these financial statements.

13

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | JUNE 30, 2021 (UNAUDITED)

	Shares	Market Value
Common Stocks 98.68%

Communications 7.75%
Alphabet, Inc., Class A(a)	1,820	$4,444,058
Comcast Corp., Class A	16,200	923,724
Netflix, Inc.(a)	1,750	924,367
Uber Technologies, Inc.(a)	5,000	250,600
Verizon Communications, Inc.	28,540	1,599,096
Walt Disney Co. (The)	17,800	3,128,706
		11,270,551
Consumer Discretionary 6.62%
Amazon.com, Inc.(a)	645	2,218,903
D.R. Horton, Inc.	8,050	727,478
Home Depot, Inc. (The)	10,388	3,312,629
Lennar Corp., Class A	6,850	680,548
Lowe’s Cos., Inc.	1,750	339,448
Masco Corp.	11,500	677,465
McDonald’s Corp.	4,880	1,127,231
NIKE, Inc., Class B	1,100	169,939
TJX Cos., Inc. (The)	1,000	67,420
Toll Brothers, Inc.	5,150	297,722
		9,618,783
Consumer Staples 8.24%
Altria Group, Inc.	11,250	536,400
Clorox Co. (The)	950	170,914
Coca-Cola Co. (The)	7,400	400,414
Colgate-Palmolive Co.	2,500	203,375
Conagra Brands, Inc.	7,100	258,298
Constellation Brands, Inc., Class A	650	152,028
Costco Wholesale Corp.	5,901	2,334,849
Kroger Co. (The)	9,000	344,790
Lamb Weston Holdings, Inc.	4,300	346,838
PepsiCo, Inc.	2,400	355,608
Philip Morris International, Inc.	7,600	753,236
Procter & Gamble Co. (The)	6,915	933,041
Target Corp.	13,580	3,282,829
Wal-Mart Stores, Inc.	13,484	1,901,514
		11,974,134
Energy 3.79%
Antero Midstream Corp.	5,000	51,950
Baker Hughes Co.	1,000	22,870
Cheniere Energy, Inc.(a)	3,650	316,601
Chevron Corp.	13,010	1,362,667
ConocoPhillips	10,300	627,270
EOG Resources, Inc.	900	75,096
Exxon Mobil Corp.	6,100	384,788
First Solar, Inc.(a)	1,000	90,510
Halliburton Co.	1,000	23,120
Kinder Morgan, Inc.	22,750	414,733
Pioneer Natural Resources Co.	1,400	227,528
Targa Resources Corp.	3,600	160,020

See accompanying notes which are an integral part of these financial statements.

14	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Shares	Market Value

Energy (cont.)
Valero Energy Corp.	13,115	$1,024,019
Williams Cos, Inc. (The)	27,500	730,125
		5,511,297
Financials 10.52%
American Express Co.	10,250	1,693,607
Bank of America Corp.	29,600	1,220,408
Berkshire Hathaway, Inc., Class B(a)	3,020	839,318
Blackstone Group, Inc. (The), Class A	8,250	801,405
Carlyle Group, Inc. (The)	6,050	281,204
Citigroup, Inc.	17,200	1,216,900
CME Group, Inc.	1,404	298,603
Goldman Sachs Group, Inc. (The)	2,815	1,068,377
JPMorgan Chase & Co.	20,892	3,249,542
Morgan Stanley	3,000	275,070
Signature Bank	10,500	2,579,325
SVB Financial Group(a)	2,723	1,515,159
Wells Fargo & Co.	5,500	249,095
		15,288,013
Health Care 9.99%
Abbott Laboratories	3,100	359,383
AbbVie, Inc.	22,957	2,585,876
Amgen, Inc.	2,900	706,875
Bristol-Myers Squibb Co.	16,250	1,085,825
Centene Corp.(a)	10,100	736,593
CVS Health Corp.	7,611	635,062
Edwards LifeSciences Corp.(a)	3,000	310,710
Gilead Sciences, Inc.	2,750	189,365
Humana, Inc.	1,450	641,944
Johnson & Johnson	4,597	757,310
McKesson Corp.	2,250	430,290
Medtronic PLC	7,069	877,475
Merck & Co., Inc.	17,750	1,380,417
Moderna, Inc.(a)	500	117,490
Pfizer, Inc.	8,150	319,154
Quest Diagnostics, Inc.	4,500	593,865
Thermo Fisher Scientific, Inc.	2,140	1,079,566
UnitedHealth Group, Inc.	2,725	1,091,199
Vertex Pharmaceuticals, Inc.(a)	3,050	614,972
Viatris, Inc.(a)	1,135	16,219
		14,529,590
Industrials 9.25%
3M Co.	1,290	256,233
Boeing Co. (The)	3,355	803,724
Caterpillar, Inc.	10,225	2,225,267
CSX Corp.	42,525	1,364,202
Cummins, Inc.	3,550	865,525
Deere & Co.	4,975	1,754,732
FedEx Corp.	4,950	1,476,734
Honeywell International, Inc.	8,300	1,820,605
Johnson Controls International PLC	8,253	566,403
Raytheon Technologies Corp.	2,100	179,151

See accompanying notes which are an integral part of these financial statements.

15

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Shares	Market Value

Industrials (cont.)
Southwest Airlines Co.	3,200	$169,888
United Parcel Service, Inc., Class B	1,900	395,143
Waste Connections, Inc.	13,175	1,573,490
		13,451,097
Materials 1.42%
CF Industries Holdings, Inc.	7,700	396,165
Corteva, Inc.	7,233	320,784
Dow, Inc.	6,083	384,932
DuPont de Nemours, Inc.	6,500	503,165
International Paper Co.	500	30,655
Linde PLC	1,400	404,740
WestRock Co.	500	26,610
		2,067,051
Real Estate Investment Trusts (REITs) 4.17%
Alexandria Real Estate Equities, Inc.	1,550	282,007
American Tower Corp., Class A	1,040	280,946
CoreSite Realty Corp.	400	53,840
Crown Castle International Corp.	2,540	495,554
CyrusOne, Inc.	11,100	793,872
Digital Realty Trust, Inc.	1,100	165,506
Equinix, Inc.	1,425	1,143,705
Invitation Homes, Inc.	1,000	37,290
MGM Growth Properties LLC, Class A	2,250	82,395
Mid-America Apartment Communities, Inc.	500	84,210
Prologis, Inc.	7,500	896,475
QTS Realty Trust, Inc., Class A	9,400	726,620
Realty Income Corp.	2,200	146,828
Simon Property Group, Inc.	700	91,336
Sun Communities, Inc.	3,700	634,180
Terreno Realty Corp.	2,075	133,879
Weyerhaeuser Co.	500	17,210
		6,065,853
Technology 34.18%
Accenture PLC, Class A	4,325	1,274,967
Adobe, Inc.(a)	1,700	995,588
Advanced Micro Devices, Inc.(a)	2,100	197,253
Apple, Inc.	65,332	8,947,871
Applied Materials, Inc.	17,970	2,558,928
Cisco Systems, Inc.	19,050	1,009,650
Cognizant Technology Solutions Corp., Class A	5,100	353,226
Corning, Inc.	10,000	409,000
Crowdstrike Holdings, Inc., Class A(a)	500	125,655
Dell Technologies, Inc., Class C(a)	1,624	161,864
Fiserv, Inc.(a)	1,950	208,435
Garmin Ltd.	1,900	274,816
HP, Inc.	20,500	618,895
International Business Machines Corp.	2,868	420,420
MasterCard, Inc., Class A	5,200	1,898,468
Microchip Technology, Inc.	3,225	482,912
Microsoft Corp.	28,039	7,595,765
NetApp, Inc.	2,600	212,732

See accompanying notes which are an integral part of these financial statements.

16	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Shares	Market Value

Technology (cont.)
NortonLifeLock, Inc.	27,700	$753,994
NVIDIA Corp.	9,923	7,939,392
Oracle Corp.	33,375	2,597,910
Paychex, Inc.	3,850	413,105
PayPal Holdings, Inc.(a)	1,475	429,933
QUALCOMM, Inc.	4,700	671,771
Texas Instruments, Inc.	13,775	2,648,933
Visa, Inc., Class A	14,500	3,390,390
Workday, Inc., Class A(a)	12,980	3,098,845
		49,690,718
Utilities 2.75%
AES Corp.	4,000	104,280
American Electric Power Co., Inc.	1,850	156,492
Brookfield Renewable Corp., Class A	563	23,591
Brookfield Renewable Partners LP	2,250	86,783
Dominion Energy, Inc.	11,000	809,270
Duke Energy Corp.	950	93,784
Edison International	2,100	121,422
Eversource Energy	250	20,060
NextEra Energy, Inc.	25,325	1,855,816
WEC Energy Group, Inc.	8,200	729,390
		4,000,888
Total Common Stocks
(Cost $68,499,321)		143,467,975

Preferred Stocks 1.36%

Financials 1.14%
Annaly Capital Management, Inc., Series F, 6.95%	2,000	52,180
Arch Capital Group Ltd., Series E, 5.25%	2,000	50,780
Arch Capital Group Ltd., Series F, 5.45%	2,000	52,340
Arch Capital Group Ltd., Series G, 4.55%	2,000	51,620
Athene Holding Ltd., Series C, 6.38%	2,000	56,460
Bank of America Corp., Series GG, 6.00%	4,000	109,520
Bank of America Corp., Series HH, 5.88%	2,000	54,960
Bank of America Corp., Series LL, 5.00%	2,000	54,600
Bank of America Corp., Series PP, 4.13%	3,333	87,191
Charles Schwab Corp. (The), Series J, 4.45%	2,000	53,000
First Republic Bank, Series L, 4.25%	2,000	53,460
Globe Life, Inc., 4.25%	1,000	26,110
Globe Life, Inc., 6.13%	5,000	125,600
JPMorgan Chase & Co., Series EE, 6.00%	2,000	57,660
JPMorgan Chase & Co., Series JJ, 4.55%	2,000	53,240
JPMorgan Chase & Co., Series LL 4.63%	6,000	159,780
KeyCorp, Series G, 5.63%	2,000	56,960
KKR & Co. LP, Series B, 6.50%	2,000	50,640
KKR Group Finance Co. IX LLC, 4.63%	2,000	51,620
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00%	7,000	136,430
Northern Trust Corp., Series E, 4.70%	1,360	37,726
Prudential Financial, Inc., 4.13%	705	18,408
Prudential Financial, Inc., 5.63%	2,000	55,900
US Bancorp, Series M, 4.00%	2,000	52,000

See accompanying notes which are an integral part of these financial statements.

17

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Shares	Market Value

Financials (cont.)
Wells Fargo & Co., Series CC, 4.38%	4,000	$101,560
		1,659,745
Real Estate 0.14%
Digital Realty Trust, Inc., Series L, 5.20%	2,000	56,360
Public Storage, Series P, 4.00%	2,000	50,560
QTS Realty Trust, Inc., 7.13%	4,000	103,160
		210,080
Utilities 0.08%
Brookfield Infrastructure Partners LP, 5.00%	2,000	52,020
Entergy Louisiana LLC, 4.88%	2,000	51,020
		103,040
Total Preferred Stocks
(Cost $1,914,270)		1,972,865

Money Market Funds 0.67%
Morgan Stanley Institutional Liquidity Fund, Institutional Class, 0.03%(b)	965,662	965,662

Total Money Market Funds
(Cost $965,662)		965,662

Total Investments — 100.71%
(Cost $71,379,253)		146,406,502
Liabilities in Excess of Other Assets — (0.71)%		(1,026,190)
NET ASSETS — 100.00%		$145,380,312

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.

See accompanying notes which are an integral part of these financial statements.

18	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | JUNE 30, 2021 (UNAUDITED)

	Principal
	Amount	Market Value
Municipal Bonds 94.68%

Alaska 0.74%
Northern Tobacco Securitization Corp., Refunding Revenue Bonds, (OID), 5.00%, 6/1/2032	$500,000	$500,777

Arizona 0.89%
City of Phoenix, AZ, General Obligation Unlimited, Callable 7/1/2026 @ 100, 5.00%, 7/1/2027	500,000	608,991

California 4.58%
California Educational Facilities Authority, Callable 10/1/2021 @ 100, 6.13%, 10/1/2030	130,000	131,899
California State Public Works Board, Revenue Bonds, Callable 11/1/2026 @ 100, 5.00%, 11/1/2029	600,000	737,303
City of Los Angeles, CA Wastewater System Revenue, Refunding Revenue Bonds, (OID), Callable 6/1/2022 @ 100, 3.38%, 6/1/2029	100,000	102,322
Los Angeles CA Department of Water & Power, Revenue Bonds, Callable 1/1/2029 @ 100, 5.25%, 7/1/2049	200,000	257,010
Los Angeles Community College District, General Obligation Unlimited, Callable 8/1/2026 @ 100, 4.00%, 8/1/2038	500,000	580,136
Regents of the University of California Medical Center Pooled Revenue, Revenue Bond, Callable 5/15/2026 @ 100, 4.00%, 5/15/2037	145,000	163,947
San Francisco City & County Public Utilities Commission Water Revenue, Revenue Bonds, Callable 11/1/2030 @ 100, 5.00%, 11/1/2050	500,000	649,922
State of California, General Obligation Unlimited, Callable 8/1/2025 @ 100, 5.00%, 8/1/2029	250,000	295,884
State of California, General Obligation Unlimited, Callable 9/1/2026 @ 100, 4.00%, 9/1/2036	175,000	202,009
		3,120,432
Connecticut 8.72%
City of New Haven, CT, General Obligation Unlimited, Callable 8/15/2026 @ 100, 5.00%, 8/15/2036	230,000	272,594
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Callable 11/15/2025 @ 100, 3.25%, 11/15/2036	250,000	263,743
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 5/15/2022 @ 100, 3.05%, 5/15/2031	195,000	198,321
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (OID), Callable 11/15/2021 @ 100, 3.30%, 11/15/2037	250,000	252,591
Connecticut Housing Finance Authority, Revenue Bonds, Callable 5/15/2027 @ 100, 3.40%, 11/15/2037	25,000	27,063
Connecticut State Health & Educational Facility Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Callable 7/1/2021 @ 100, 5.00%, 7/1/2032	440,000	440,000
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2042	500,000	517,432
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 7/1/2022 @ 100, 4.50%, 7/1/2038	500,000	515,061
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 7/1/2022 @ 100, 4.25%, 7/1/2031	500,000	515,004
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Callable 7/1/2022 @ 100, 4.00%, 7/1/2033	100,000	102,044
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2024 @ 100, 5.00%, 7/1/2034	100,000	110,818
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 5.00%, 7/1/2034	250,000	294,504

See accompanying notes which are an integral part of these financial statements.

19

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Principal
	Amount	Market Value

Connecticut (cont.)
Connecticut State Health & Educational Facility Authority, Revenue Bonds, (AGM) (OID), Callable 7/1/2021 @ 100, 4.00%, 7/1/2037	$250,000	$250,000
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 10/1/2023 @ 100, 5.00%, 10/1/2030	250,000	274,671
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 1/1/2023 @ 100, 5.00%, 1/1/2028	445,000	475,602
State of Connecticut, General Obligation Unlimited, 5.00%, 6/15/2024	250,000	284,487
State of Connecticut, General Obligation Unlimited, Callable 4/15/2027 @ 100, 5.00%, 4/15/2032	500,000	611,465
State of Connecticut, Public Improvements, General Obligation Unlimited, Callable 4/15/2022 @ 100, 4.00%, 4/15/2032	250,000	256,310
University of Connecticut, University & College Improvements, Revenue Bonds, Callable 2/15/2024 @ 100, 5.00%, 2/15/2034	250,000	277,847
		5,939,557
District of Columbia 1.61%
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (Fannie Mae), 4.45%, 6/15/2031	320,000	336,065
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, (Fannie Mae), Callable 12/1/2021 @ 100, 4.90%, 6/1/2040	280,000	284,215
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2036	250,000	298,801
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2034	150,000	179,435
		1,098,516
Florida 7.97%
Central Florida Expressway Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 4.00%, 7/1/2035	150,000	172,220
City of Orlando, FL, Public Improvements, Revenue Bonds, Callable 10/1/2024 @ 100, 5.00%, 10/1/2046	1,000,000	1,132,722
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2021 @ 100, 5.50%, 10/1/2041	100,000	101,213
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2021 @ 100, 5.25%, 10/1/2033	100,000	101,199
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding Revenue Bonds, Callable 10/1/2022 @ 100, 5.00%, 10/1/2030	500,000	525,811
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Callable 8/23/2021 @ 100, 5.00%, 10/1/2025	200,000	200,786
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, 5.13%, 5/15/2037	210,000	210,538
Miami Dade County FL Transit System Sales Surtax Revenue, Revenue Bonds, Callable 7/1/2030 @ 100, 4.00%, 7/1/2050	500,000	594,292
Miami Dade County FL Water & Sewage System, Revenue Bonds, Callable 10/1/2029 @ 100, 4.00%, 10/1/2049	500,000	589,635
Miami Dade County FL Water & Sewage System, Revenue Bonds, 4.00%, 10/1/2044	150,000	178,513
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, (AMBAC), 5.25%, 4/1/2031	260,000	350,090
Palm Beach County School District, Refunding Bonds, Certificate of Participation, 5.00%, 8/1/2024	45,000	45,178
School Board of Miami-Dade County (The), Certificate of Participation, Callable 2/1/2026 @ 100, 4.00%, 2/1/2033	1,000,000	1,120,461

See accompanying notes which are an integral part of these financial statements.

20	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Principal
	Amount	Market Value

Florida (cont.)
Tampa-Hillsborough County Expressway Authority, Refunding Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2037	$100,000	$104,852
		5,427,510
Georgia 1.43%
Atlanta GA Water & Wastewater Revenue, Revenue Bonds, Callable 11/1/2029 @ 100, 3.00%, 11/1/2037	500,000	559,470
Atlanta GA Water & Wastewater Revenue, Revenue Bonds, Callable 11/1/2027 @ 100, 5.00%, 11/1/2047	125,000	154,657
Fulton County Development Authority, Georgia Tech Athletic Association, Refunding Revenue Bonds, (OID), Callable 10/1/2022 @ 100, 4.25%, 10/1/2037	100,000	103,929
Fulton County Development Authority, Georgia Tech Athletic Association, Revenue Bonds, 5.00%, 10/1/2022	145,000	153,609
Fulton County Development Authority, Georgia Tech Athletic Association, Revenue Bonds, 5.00%, 10/1/2022	5,000	5,294
		976,959
Illinois 0.29%
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 8/15/2021 @ 100, 5.88%, 8/15/2034	100,000	100,685
University of Illinois, University & College Improvements, Revenue Bonds, Callable 7/19/2021 @ 100, 5.50%, 4/1/2031	100,000	100,253
		200,938
Indiana 4.95%
Indiana Finance Authority Wastewater Utility Revenue, Revenue Bonds, Callable 10/1/2026 @ 100, 5.00%, 10/1/2046	600,000	718,375
Indiana Finance Authority Wastewater Utility Revenue, Revenue Bonds, Callable 10/1/2030 @ 100, 5.00%, 10/1/2050	500,000	644,689
Town of Munster, IN, Public Improvements, Tax Allocation Bonds, (OID), Callable 7/15/2021 @ 100, 5.13%, 1/15/2031	2,000,000	2,003,598
		3,366,662
Iowa 0.45%
State of Iowa, Revenue Bonds, Callable 6/1/2026 @ 100, 5.00%, 6/1/2027	250,000	303,518

Louisiana 0.94%
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 2/1/2023 @ 100, 4.00%, 2/1/2048	500,000	530,378
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 2/1/2023 @ 100, 5.00%, 2/1/2035	100,000	107,653
		638,031
Maine 1.96%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (OID), Callable 7/1/2022 @ 100, 3.63%, 7/1/2041	500,000	517,256
Maine Health & Higher Educational Facilities Authority, Revenue Bonds, Callable 7/1/2030 @ 100, 4.00%, 7/1/2045	385,000	451,699
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2024 @ 100, 3.75%, 11/15/2044	100,000	106,356
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 3.60%, 11/15/2036	100,000	102,120
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 3.45%, 11/15/2032	95,000	96,922

See accompanying notes which are an integral part of these financial statements.

21

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Principal
	Amount	Market Value

Maine (cont.)
Maine Turnpike Authority, Refunding Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2026	$50,000	$58,990
		1,333,343
Massachusetts 3.89%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, (OID), 5.20%, 1/1/2027	20,000	20,129
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, (OID), 5.25%, 1/1/2029	10,000	10,097
Massachusetts Housing Finance Agency, Callable 12/1/2027 @ 100, 3.25%, 12/1/2032	200,000	217,533
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2025 @ 100, 3.25%, 12/1/2036	575,000	606,921
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.75%, 12/1/2037	250,000	272,780
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.55%, 12/1/2037	235,000	250,769
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.25%, 12/1/2032	130,000	138,783
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 6/1/2026 @ 100, 3.15%, 12/1/2026	120,000	131,088
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 5.13%, 12/1/2039	65,000	65,096
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 4.85%, 12/1/2029	60,000	60,079
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (FHA) (INS), Callable 8/13/2021 @ 100, 5.25%, 12/1/2035	125,000	126,047
Massachusetts School Building Authority, Revenue Bonds, Callable 2/15/2028 @ 100, 5.25%, 2/15/2048	500,000	631,807
Massachusetts School Building Authority, Revenue Bonds, Callable 8/15/2025 @ 100, 5.00%, 8/15/2026	100,000	118,533
		2,649,662
Michigan 3.08%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, 6.00%, 12/1/2035	500,000	500,557
Michigan State Building Authority, Refunding Revenue Bonds, (OID), Callable 10/15/2021 @ 100, 5.20%, 10/15/2031	750,000	760,960
Michigan State Building Authority, Refunding Revenue Bonds, (OID), Callable 10/15/2021 @ 100, 5.38%, 10/15/2036	100,000	101,512
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, (GO OF AUTH), Callable 4/1/2022 @ 100, 4.50%, 10/1/2036	710,000	733,000
		2,096,029
Minnesota 0.97%
Southern Minnesota Municipal Power Agency Power Supply System, Revenue Bonds, Callable 1/1/2026 @ 100, 5.00%, 1/1/2041	565,000	660,818

Missouri 0.95%
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2024 @ 100, 4.00%, 11/15/2045	500,000	542,007

See accompanying notes which are an integral part of these financial statements.

22	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Principal
	Amount	Market Value

Missouri (cont.)
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2022 @ 100, 3.75%, 11/15/2039	$100,000	$103,331
		645,338
Nebraska 0.38%
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, 5.00%, 1/1/2025 prerefunded 1/1/2022 @ 100	155,000	158,735
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Callable 1/1/2022 @ 100, 5.00%, 1/1/2025	95,000	97,140
		255,875
Nevada 1.19%
Nevada System of Higher Education, Certification of Participation, Callable 7/1/2026 @ 100, 4.00%, 7/1/2027	700,000	809,703

New Jersey 4.35%
Borough of Seaside Heights, NJ, General Obligation Unlimited, Callable 4/1/2025 @ 100, 4.00%, 4/1/2026	125,000	140,967
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/1/2025	150,000	180,680
New Jersey Economic Development Authority, School Improvements, Refunding Revenue Bonds, Callable 3/1/2023 @ 100, 5.00%, 3/1/2031	300,000	321,536
New Jersey Economic Development Authority, University & College Improvements, Revenue Bonds, Callable 6/15/2023 @ 100, 5.00%, 6/15/2030	250,000	273,221
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), 6.00%, 7/1/2037	200,000	200,000
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), 5.00%, 7/1/2027	15,000	15,056
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.50%, 11/1/2036	500,000	529,640
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.90%, 11/1/2050	175,000	186,044
New Jersey St Transportation Trust Fund Authority, Revenue Bonds, Callable 12/15/2030 @ 100, 4.00%, 6/15/2045	100,000	116,779
New Jersey Turnpike Authority, Highway Improvements, Revenue Bonds, 5.00%, 1/1/2031	200,000	209,704
State of New Jersey, Public Improvements, General Obligation Unlimited, Callable 6/1/2025 @ 100, 4.00%, 6/1/2034	250,000	276,631
Tenafly School District, Refunding Bonds, General Obligation Unlimited, (OID), Callable 7/15/2022 @ 100, 3.00%, 7/15/2029	250,000	255,708
Tenafly School District, Refunding Bonds, General Obligation Unlimited, (OID), Callable 7/15/2022 @ 100, 3.00%, 7/15/2030	250,000	255,564
		2,961,530
New Mexico 1.08%
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, (OID), Callable 8/1/2022 @ 100, 4.00%, 8/1/2042	500,000	520,887
New Mexico Mortgage Finance Authority, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), Callable 3/1/2022 @ 100, 3.55%, 9/1/2032	120,000	121,285
New Mexico Mortgage Finance Authority, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), Callable 3/1/2022 @ 100, 3.25%, 9/1/2027	95,000	96,286
		738,458

See accompanying notes which are an integral part of these financial statements.

23

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Principal
	Amount	Market Value

New York 20.94%
City of New York NY, General Obligation Unlimited, Callable 10/1/2029 @ 100, 5.00%, 10/1/2039	$145,000	$184,907
City of New York NY, General Obligation Unlimited, Callable 3/1/2030 @ 100, 5.00%, 3/1/2043	150,000	190,547
City of New York NY, General Obligation Unlimited, Callable 4/1/2028 @ 100, 5.00%, 4/1/2043	195,000	239,479
City of New York NY, General Obligation Unlimited, Callable 4/1/2028 @ 100, 5.00%, 4/1/2040	305,000	375,913
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Callable 2/15/2022 @ 100, 5.75%, 2/15/2047	85,000	85,366
Hudson Yards Infrastructure Corp., Revenue Bonds, Callable 2/15/2022 @ 100, 5.25%, 2/15/2047	180,000	180,680
Hudson Yards Infrastructure Corp., Revenue Bonds, Series A, Callable 2/15/2027 @ 100, 4.00%, 2/15/2044	575,000	646,671
Metropolitan Transportation Authority, Refunding Revenue Bonds, 5.25%, 11/15/2028	50,000	56,004
Metropolitan Transportation Authority, Refunding Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	305,945
Metropolitan Transportation Authority, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2035	250,000	307,349
Metropolitan Transportation Authority, Revenue Bonds, 5.00%, 11/15/2028	250,000	319,884
Metropolitan Transportation Authority, Revenue Bonds, (OID), 4.75%, 11/15/2036	110,000	111,669
Metropolitan Transportation Authority, Revenue Bonds, (OID), 4.75%, 11/15/2036	140,000	142,409
Metropolitan Transportation Authority, Transit Improvements, Refunding Revenue Bonds, 5.00%, 11/15/2028	250,000	294,322
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 5/15/2023 @ 100, 5.00%, 11/15/2033	100,000	107,235
New York City Housing Development Corp., Revenue Bonds, Callable 5/1/2025 @ 100, 3.10%, 11/1/2032	250,000	267,019
New York City Housing Development Corp., Revenue Bonds, Callable 11/1/2025 @ 100, 3.60%, 11/1/2031	250,000	274,849
New York City Housing Development Corp., Revenue Bonds, Callable 2/1/2026 @ 100, 3.50%, 11/1/2032	150,000	162,931
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Revenue Bonds, Callable 12/15/2021 @ 100, 5.00%, 6/15/2045	215,000	219,699
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Revenue Bonds, Callable 12/15/2030 @ 100, 4.00%, 6/15/2050	250,000	296,706
New York City Transitional Finance Authority Building Aid Revenue, Public Improvements, Revenue Bonds, (State Aid Withholding), Callable 1/15/2025 @ 100, 5.00%, 7/15/2027	250,000	290,613
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, 5.00%, 7/15/2031	250,000	297,580
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Callable 5/1/2027 @ 100, 4.00%, 5/1/2044	300,000	341,593
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2021	100,000	100,395
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2025 @ 100, 5.00%, 8/1/2027	25,000	29,555
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2023	100,000	110,011
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2026 @ 100, 4.00%, 8/1/2035	100,000	114,557

See accompanying notes which are an integral part of these financial statements.

24	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Principal
	Amount	Market Value

New York (cont.)
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 5/1/2031 @ 100, 4.00%, 11/1/2038	$250,000	$303,448
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2024	100,000	114,442
New York City Water & Sewer System, Revenue Bonds, Callable 6/15/2027 @ 100, 5.00%, 6/15/2032	100,000	123,855
New York City Water & Sewer System, Revenue Bonds, Callable 6/15/2028 @ 100, 5.00%, 6/15/2049	500,000	623,564
New York City Water & Sewer System, Revenue Bonds, 5.00%, 6/15/2045	35,000	35,778
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid Withholding), Callable 10/1/2022 @ 100, 3.25%, 4/1/2031	280,000	287,508
New York State Dormitory Authority, Revenue Bonds, 5.00%, 8/15/2021	100,000	100,584
New York State Dormitory Authority, Revenue Bonds, Callable 8/23/2021 @ 100, 4.75%, 10/1/2040	5,000	5,013
New York State Dormitory Authority, Revenue Bonds, 5.00%, 5/15/2022	165,000	171,996
New York State Dormitory Authority, Revenue Bonds, Callable 2/15/2030 @ 100, 5.00%, 2/15/2048	500,000	633,667
New York State Dormitory Authority, Revenue Bonds, Callable 3/15/2028 @ 100, 5.00%, 3/15/2043	250,000	312,098
New York State Dormitory Authority, Revenue Bonds, Callable 2/15/2030 @ 100, 4.00%, 2/15/2047	500,000	586,211
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2037	385,000	448,065
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, (OID), 5.25%, 7/1/2031	40,000	40,000
New York State Thruway Authority, Revenue Bonds, Callable 1/1/2026 @ 100, 4.00%, 1/1/2037	100,000	111,446
New York, NY, General Obligation Unlimited, Callable 8/1/2029 @ 100, 4.00%, 8/1/2044	250,000	293,097
New York, NY, General Obligation Unlimited, Callable 8/1/2029 @ 100, 5.00%, 8/1/2043	500,000	630,532
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	311,431
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2030	250,000	313,888
State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Callable 10/1/2021 @ 100, 3.75%, 10/1/2032	1,000,000	1,004,833
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2023	100,000	111,250
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2035	250,000	295,844
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2021	50,000	50,907
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2027	100,000	119,857
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2030 @ 100, 5.00%, 11/15/2049	500,000	646,133
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 5/15/2031 @ 100, 5.00%, 11/15/2051	125,000	162,764
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2040	310,000	363,342
		14,255,441

See accompanying notes which are an integral part of these financial statements.

25

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Principal
	Amount	Market Value

North Carolina 0.34%
University of North Carolina at Charlotte (The), Revenue Bonds, Callable 10/1/2027 @ 100, 4.00%, 10/1/2037	$100,000	$115,842
University of North Carolina at Charlotte (The), University & College Improvements, Revenue Bonds, Callable 4/1/2025 @ 100, 5.00%, 4/1/2040	100,000	114,757
		230,599
North Dakota 0.16%
City of Bismarck, ND, Sanitary Sewer Revenue, Revenue Bonds, Callable 5/1/2025 @ 100, 3.00%, 5/1/2029	100,000	107,266

Ohio 0.86%
Hamilton County OH Hospital Facilities Revenue, Refunding Revenue Bonds, Callable 8/15/2030 @ 100, 4.00%, 8/15/2050	500,000	582,168

Oklahoma 0.39%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Callable 1/1/2023 @ 100, 4.00%, 1/1/2047	250,000	264,195

Oregon 0.05%
Oregon Health & Science University, Refunding Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2032	35,000	36,698

Pennsylvania 6.39%
Allegheny County Sanitary Authority, Sewer Improvements, Revenue Bonds, Callable 12/1/2023 @ 100, 5.25%, 12/1/2044	500,000	556,911
Chester County Health and Education, Revenue Bonds, Callable 9/1/2030 @ 100, 4.00%, 9/1/2050	500,000	588,018
Lehigh County PA General Purpose Authority Hospital Revenue, Revenue Bonds, Callable 7/1/2029 @ 100, 4.00%, 7/1/2049	500,000	580,200
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/1/2022 @ 100, 5.00%, 5/1/2037	100,000	103,355
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/1/2022 @ 100, 5.00%, 5/1/2042	100,000	103,155
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds (OID), Callable 11/1/2022 @ 100, 4.00%, 5/1/2032	100,000	101,856
Pennsylvania Housing Finance Agency, Revenue Bonds, Callable 4/1/2027 @ 100, 3.65%, 10/1/2042	100,000	107,252
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2034	190,000	228,457
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2035	125,000	150,011
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2036	100,000	119,961
Pennsylvania Turnpike Commission, Revenue Bonds, Callable 12/1/2025 @ 100, 5.00%, 12/1/2045	500,000	585,992
Pennsylvania Turnpike Commission, Revenue Bonds, 5.25%, 7/15/2028	150,000	195,253
Philadelphia PA Water & Wastewater Revenue, Revenue Bonds, Callable 11/1/2030 @ 100, 5.00%, 11/1/2045	500,000	647,474
West View Municipal Authority Water Revenue, Water Utility Improvements, Revenue Bonds, (OID), Callable 11/15/2024 @ 100, 4.00%, 11/15/2043	250,000	281,166
		4,349,061

See accompanying notes which are an integral part of these financial statements.

26	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Principal
	Amount	Market Value

Puerto Rico 0.84%
Commonwealth of Puerto Rico, General Obligation Unlimited, (AGM) (OID), Callable 7/1/2021 @ 100, 5.25%, 7/1/2026	$100,000	$100,590
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited (AGM), 5.00%, 7/1/2031	200,000	206,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, 5.00%, 7/1/2022	250,000	263,848
		570,438
South Dakota 0.57%
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 2.45%, 5/1/2027	250,000	264,171
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 3.13%, 11/1/2036	115,000	120,869
		385,040
Tennessee 0.59%
City of Memphis, TN, General Obligation Unlimited, Callable 4/1/2024 @ 100, 5.00%, 4/1/2044	100,000	112,049
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, Callable 8/23/2021 @ 100, 5.00%, 7/1/2026	200,000	200,705
Tennessee Housing Development Agency, Revenue Bonds, Callable 1/1/2027 @ 100, 3.40%, 7/1/2037	80,000	86,335
		399,089
Texas 9.15%
Austin TX Electric Utility System Revenue, Revenue Bonds Series B, Callable 11/15/2029 @ 100, 5.00%, 11/15/2049	500,000	638,761
City of Houston, TX, Refunding Revenue Bonds, Callable 3/1/2029 @ 100, 4.00%, 3/1/2049	500,000	579,401
City of Houston, TX, Refunding Revenue Bonds, Callable 9/1/2021 @ 100, 5.25%, 9/1/2029	500,000	503,223
City Public Service Board of San Antonio, TX, Revenue Bonds, Callable 8/1/2026 @ 100, 5.00%, 2/1/2032	250,000	301,418
Clifton Higher Education Finance Corporation, School Improvements, Refunding Revenue Bonds, 4.00%, 8/15/2044	500,000	533,807
Comal Independent School District, School Improvements, General Obligation Unlimited, Callable 2/1/2026 @ 100, 4.00%, 2/1/2034	250,000	284,314
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 3/1/2022 @ 100, 4.00%, 3/1/2046	250,000	254,513
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 11/15/2030	130,000	144,835
San Antonio Public Facilities Corp., Public Improvements, Refunding Revenue Bonds, (OID), Callable 9/15/2022 @ 100, 4.00%, 9/15/2042	250,000	258,613
San Antonio Water System, Refunding Revenue Bonds, Callable 11/15/2029 @ 100, 5.00%, 5/15/2034	190,000	249,382
San Antonio Water System, Revenue Bonds Series A, Callable 5/15/2030 @ 100, 5.00%, 5/15/2050	205,000	260,131
Texas Public Finance Authority, Revenue Bonds, Callable 12/1/2026 @ 100, 4.00%, 12/1/2031	200,000	230,419
Texas Water Development Board, Revenue Bonds, Callable 10/15/2029 @ 100, 4.00%, 10/15/2037	500,000	607,590
Texas Water Development Board, Revenue Bonds, Callable 10/15/2030 @ 100, 4.00%, 4/15/2051	500,000	598,522
Texas Water Development Board, Revenue Bonds, Callable 10/15/2028 @ 100, 5.00%, 4/15/2049	450,000	565,223

See accompanying notes which are an integral part of these financial statements.

27

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Principal
	Amount	Market Value

Texas (cont.)
White Oak, TX, Independent School District, General Obligation Unlimited, Callable 2/15/2027 @ 100, 4.00%, 2/15/2029	$190,000	$221,801
		6,231,953
Utah 1.36%
University of Utah (The), University & College Improvements, Revenue Bonds, 5.00%, 8/1/2043	250,000	275,012
Utah County Utah Hospital Revenue IHC Health Services, Revenue Bonds, Callable 5/15/2026 @ 100, 5.00%, 5/15/2050	500,000	635,880
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Callable 8/13/2021 @ 100, 5.25%, 1/1/2025	10,000	10,022
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Callable 8/13/2021 @ 100, 5.75%, 1/1/2033	5,000	5,012
		925,926
Vermont 0.37%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 8/15/2022 @ 100, 3.75%, 8/15/2037	245,000	251,932

Virgin Islands 0.11%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, 5.00%, 10/1/2025	75,000	75,189

Virginia 0.42%
Virginia State Resource Authority Infrastructure, Revenue Bonds, Callable 11/1/2025 @ 100, 4.00%, 11/1/2033	75,000	85,666
Virginia State Resource Authority Infrastructure, Revenue Bonds, Prerefunded, Callable 11/1/2025 @ 100, 4.00%, 11/1/2033	175,000	201,450
		287,116
Washington 1.60%
Spokane Public Facilities District, Public Improvements, Revenue Bonds, Callable 6/1/2023 @ 100, 5.00%, 5/1/2043	1,000,000	1,090,029

Wisconsin 0.12%
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, (OID), 5.63%, 11/1/2035	80,000	81,576

Total Municipal Bonds
(Cost $61,352,231)		64,456,363

See accompanying notes which are an integral part of these financial statements.

28	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Shares	Market Value

Money Market Funds 4.42%
Federated Hermes Government Obligations Fund, Institutional Class, 0.01%(a)	94,841	$94,841
Morgan Stanley Institutional Liquidity Fund, Institutional Class, 0.03%(a)	2,912,318	2,912,318

Total Money Market Funds
(Cost $3,007,159)		3,007,159

Total Investments — 99.10%
(Cost $64,359,390)		67,463,522
Other Assets in Excess of Liabilities — 0.90%		610,619
NET ASSETS — 100.00%		$68,074,141

(a)	Rate disclosed is the seven day effective yield as of June 30, 2021.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

FHA — Insured by Federal Housing Administration

GO — General Obligation

GTD — Guaranteed

INS — Insured

OID — Original Issue Discount

See accompanying notes which are an integral part of these financial statements.

29

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | JUNE 30, 2021 UNAUDITED

	Shares	Market Value
Common Stocks 16.19%

Communications 1.27%
AT&T, Inc.	18,000	$518,040
Verizon Communications, Inc.	20,000	1,120,600
		1,638,640
Consumer Staples 0.84%
Philip Morris International, Inc.	11,000	1,090,210

Energy 7.08%
Chevron Corp.	14,000	1,466,360
Enbridge, Inc.	29,763	1,191,710
Energy Transfer LP	30,000	318,900
Enterprise Products Partners LP	20,000	482,600
Kinder Morgan, Inc.	40,000	729,200
Magellan Midstream Partners LP	8,700	425,517
MPLX LP	24,269	718,605
Phillips 66	9,000	772,380
TC Energy Corp.	20,536	1,016,943
Valero Energy Corp.	11,500	897,920
Williams Cos, Inc. (The)	42,500	1,128,375
		9,148,510
Financials 1.65%
Blackstone Group, Inc. (The), Class A	4,600	446,844
Blackstone Mortgage Trust, Inc., Class A	11,565	368,808
Citigroup, Inc.	16,000	1,132,000
JPMorgan Chase & Co.	1,250	194,425
		2,142,077
Health Care 2.15%
AbbVie, Inc.	17,000	1,914,880
Gilead Sciences, Inc.	3,000	206,580
Merck & Co., Inc.	6,000	466,620
Pfizer, Inc.	5,000	195,800
		2,783,880
Real Estate 1.23%
City Office REIT, Inc.	10,000	124,300
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	20,000	1,123,000
Medical Properties Trust, Inc.	5,000	100,500
Physicians Realty Trust	2,000	36,940
Spirit MTA REIT(a)	2,000	850
Spirit Realty Capital, Inc.	4,000	191,360
		1,576,950
Utilities 1.97%
Dominion Energy, Inc.	13,000	956,410
Duke Energy Corp.	10,500	1,036,560
PPL Corp.	20,000	559,400
		2,552,370

Total Common Stocks (Cost $18,186,898)		20,932,637

See accompanying notes which are an integral part of these financial statements.

30	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Shares	Market Value
Preferred Stocks 19.74%

Financials 12.01%
Affiliated Managers Group, Inc., 4.75%	10,000	$259,800
Allstate Corporation (The), Series I, 4.75%	20,000	551,800
American Financial Group, Inc., 5.13%	15,000	405,900
American Financial Group, Inc., 5.63%	20,000	569,800
Arch Capital Group Ltd., 5.25%	20,000	507,800
Athene Holding Ltd., Series C, 6.38%	10,000	282,300
Athene Holding Ltd., Series D, 4.88%	20,000	516,600
Bank of America Corp., Series HH, 5.88%	8,000	219,840
Bank of America Corp., Series LL, 5.00%	20,000	546,000
Bank of America Corp., Series NN, 4.38%	10,000	262,000
Bank of America Corp., Series PP, 4.13%	16,667	436,009
Brighthouse Financial, Inc., Series, C, 5.38%	20,000	544,200
Capital One Financial Corp, Series J, 4.80%	10,000	263,900
Capital One Financial Corp., Series K, 4.63%	12,334	330,304
CNO Financial Group, Inc., 5.13%	2,000	53,900
Equitable Holdings, Inc., Series C, 4.30%	20,000	506,200
First Republic Bank, Series J, 4.70%	20,000	548,400
First Republic Bank, Series K, 4.13%	13,667	350,559
First Republic Bank, Series L, 4.25%	10,000	267,300
Fulton Financial Corp., Series, A, 5.13%	6,000	160,980
Globe Life, Inc., 6.13%	10,000	251,200
Huntington Bancshares, Inc., Series H, 4.50%	10,000	260,000
JPMorgan Chase & Co., Series EE, 6.00%	20,000	576,600
JPMorgan Chase & Co., Series GG, 4.75%	20,000	546,200
JPMorgan Chase & Co., Series JJ, 4.55%	10,000	266,200
KeyCorp, Series G, 5.63%	15,000	427,200
KKR & Co. LP, Series B, 6.50%	10,000	253,200
MetLife, Inc., Series F, 4.75%	25,000	674,750
Northern Trust Corp., Series E, 4.70%	18,640	517,074
Prudential Financial, Inc., 4.13%	3,530	92,168
Prudential Financial, Inc., 5.63%	10,000	279,500
Selective Insurance Group, Inc., Series B, 4.60%	1,000	25,430
State Street Corporation, 5.35%	1,000	30,090
Truist Financial Corp., Series R, 4.75%	16,334	434,811
U.S. Bancorp, Series F, 6.50%	7,300	188,997
U.S. Bancorp, Series L, 3.75%	20,000	499,400
US Bancorp, Series M, 4.00%	10,000	260,000
W.R. Berkley Corporation, 5.10%	20,000	541,000
Washington Federal, Inc., Series A, 4.88%	10,000	267,500
Wells Fargo & Co., Series AA, 4.70%	20,000	523,000
Wells Fargo & Co., Series CC, 4.38%	20,000	507,800
Wells Fargo & Co., Series Z, 4.75%	20,000	523,000
		15,528,712
Real Estate 3.70%
Brookfield Property Partners LP, Series A, 5.75%	7,500	187,275
Diversified Healthcare Trust, 5.63%	26,660	644,905
Federal Realty Investment Trust, 5.00%	7,500	198,150
National Retail Properties, Inc., 5.20%	25,000	646,500
PS Business Parks, Inc., 5.20%	10,000	254,900
PS Business Parks, Inc., 5.20%	4,000	106,840

See accompanying notes which are an integral part of these financial statements.

31

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Shares	Market Value
Real Estate (cont.)
PS Business Parks, Inc., 5.25%	10,000	$265,700
Public Storage, 4.90%	20,000	510,200
Public Storage, 4.95%	20,000	501,600
Public Storage, Series I, 4.88%	9,583	264,683
Public Storage, Series L, 4.63%	10,000	275,400
Public Storage, Series M, 4.13%	3,889	101,308
Public Storage, Series N, 3.88%	20,000	508,600
Vornado Realty Trust, 5.40%	12,298	319,010
		4,785,071
Technology 0.11%
Pitney Bowes, Inc., 6.70%	5,700	143,070

Utilities 3.92%
Brookfield Infrastructure Partners LP, 5.00%	10,000	260,100
Brookfield Infrastructure Partners LP, 5.13%	20,000	523,200
DTE Energy Co., Series F, 6.00%	20,000	513,400
DTE Energy Co., Series G, 4.38%	20,000	519,000
Duke Energy Corp., 5.13%	9,030	239,295
Entergy Arkansas, Inc., 4.88%	20,000	511,600
Entergy Louisiana LLC, 4.88%	10,000	255,100
Entergy Mississippi, Inc., 4.90%	30,000	761,400
NextEra Energy Capital Holdings, Inc., 5.25%	10,000	253,600
Southern Co., 4.95%	21,000	563,220
Southern Co., 5.25%	20,000	510,800
Southern Co., Series C, 4.20%	6,000	154,920
		5,065,635
Total Preferred Stocks (Cost $24,187,552)		25,522,488

	Principal
	Amount
Collateralized Mortgage Obligations 0.08%
CHL Mortgage Pass-Through Trust, 2005-21, A27, 5.50%, 10/25/2035	$25,116	20,763
CHL Mortgage Pass-Through Trust, 2005-21, A7, 5.50%, 10/25/2035	27,153	22,446
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 2/25/2035	62,571	63,508

Total Collateralized Mortgage Obligations (Cost $82,621)		106,717

Corporate Bonds 8.30%
Bank of New York Mellon Corp. (The), 4.63%, 12/20/2049	500,000	552,100
Bank of New York Mellon Corp. (The), 3.70%, 3/20/2169	100,000	104,500
Entergy Texas, Inc., 5.15%, 6/1/2045	100,000	110,920
Exelon Generation Co. LLC, 5.60%, 6/15/2042(a)(b)	400,000	423,084
Fifth Third Bancorp, 8.25%, 3/1/2038	250,000	418,309
General Electric Co., 3.45%, 12/29/2049	765,000	753,334
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037	850,000	1,239,701
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036	500,000	712,621
Hospitality Properties Trust, 4.50%, 3/15/2025	500,000	498,500
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037	250,000	343,962
MetLife, Inc., 9.25%, 4/8/2038(b)	1,500,000	2,277,954

See accompanying notes which are an integral part of these financial statements.

32	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Principal
	Amount	Market Value

Corporate Bonds (cont.)
MetLife, Inc., 10.75%, 8/1/2039	$1,000,000	$1,732,990
PECO Energy Capital Trust IV, 5.75%, 6/15/2033	1,000,000	1,224,934
Valero Energy Corporation, 8.75%, 6/15/2030	224,000	336,318

Total Corporate Bonds (Cost $8,863,867)		10,729,227

Municipal Bonds 55.40%

Alabama 2.01%
Health Care Authority for Baptist Health (The), Refunding Revenue Bonds, 5.50%, 11/15/2043	2,000,000	2,593,511

Arizona 0.41%
Arizona School Facilities Board, School Improvements, Certificate of Participation, 6.00%, 9/1/2027	225,000	281,660
Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Revenue Bonds, Callable 7/1/2030 @ 100, 2.70%, 7/1/2045	250,000	242,718
		524,378
California 4.65%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 2/1/2026	465,000	534,814
California State University, Revenue Bonds, Callable 5/1/2030 @ 100, 3.07%, 11/1/2042	50,000	51,531
City & County of San Francisco, CA, General Obligation Unlimited, 6.26%, 6/15/2030	450,000	606,237
County of San Bernardino, CA, Refunding Revenue Bonds, 6.02%, 8/1/2023	120,000	127,927
Peralta Community College District, Refunding Revenue Bonds, 6.91%, 8/1/2025	500,000	617,165
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 8/1/2031	310,000	432,807
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.05%, 2/1/2023	1,000,000	1,117,058
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.25%, 2/1/2026	500,000	637,919
University of California Revenues, Revenue Bonds, Callable 5/15/2030 @ 100, 6.30%, 5/15/2050	510,000	645,698
University of California Revenues, Revenue Bonds, 4.13%, 5/15/2045	530,000	634,249
University of California, University & College Improvements, Refunding Revenue Bonds, 3.66%, 5/15/2027	250,000	281,860
West Contra Costa Unified School District, School Improvements, General Obligation Unlimited, 6.25%, 8/1/2030	250,000	338,516
		6,025,781
Colorado 0.59%
Colorado Mesa University, University & College Improvements, Build America Revenue Bonds, (State Higher Education Intercept Program), 6.75%, 5/15/2042	500,000	762,975

Connecticut 0.80%
State of Connecticut, General Obligation Unlimited, 5.85%, 3/15/2032	780,000	1,040,001

Florida 3.54%
City of Miami Gardens, FL, Public Improvements, Build America Bonds, Certificate of Participation, 7.17%, 6/1/2026	1,065,000	1,227,907

See accompanying notes which are an integral part of these financial statements.

33

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Principal
	Amount	Market Value

Florida (cont.)
City of Tallahassee, FL, Utility System Revenue, Build America Revenue Bonds, 5.22%, 10/1/2040	$300,000	$404,439
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, 5.53%, 7/1/2032	500,000	618,648
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 4/1/2040	1,000,000	1,535,653
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, (AGM), 7.08%, 10/1/2029	250,000	348,825
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, 7.50%, 11/1/2035	250,000	250,607
Town of Miami Lakes, FL, Public Improvements, Build America Revenue Bonds, 7.59%, 12/1/2030	150,000	197,123
		4,583,202
Georgia 4.97%
Cobb Marietta Georgia Coliseum, Revenue Bonds, Callable 1/1/2026 @ 100, 4.50%, 1/1/2047	600,000	668,555
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.06%, 4/1/2057	2,438,000	3,609,494
State of Georgia, Public Improvements, General Obligation Unlimited, Callable 2/1/2024 @ 100, 3.84%, 2/1/2032	2,000,000	2,145,935
		6,423,984
Hawaii 0.43%
State of Hawaii, General Obligation Unlimited, Callable 10/1/2025 @ 100, 4.05%, 10/1/2032	495,000	552,592

Idaho 0.32%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, (OID), Callable 9/1/2022 @ 100, 5.25%, 9/1/2024	400,000	415,367

Illinois 1.72%
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 11/1/2031 @ 100, 6.74%, 11/1/2040	250,000	356,213
Village of Glenwood, IL, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/1/2028	1,500,000	1,858,493
		2,214,706
Indiana 1.62%
Anderson School Building Corporation, Refunding Bonds, General Obligation Limited, Callable 7/5/2023 @ 100, 3.95%, 7/5/2029	1,000,000	1,044,946
Anderson School Building Corporation, Refunding Bonds, General Obligation Limited, (OID), Callable 7/5/2023 @ 100, 3.75%, 7/5/2028	1,000,000	1,043,159
		2,088,105
Kansas 0.26%
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited, Callable 9/1/2030 @ 100, 3.17%, 9/1/2046	330,000	334,985

Kentucky 0.35%
Kentucky State Property & Building Commission, Economic Improvements, University & College Improvements, Build America Revenue Bonds, 5.37%, 11/1/2025	400,000	447,290

See accompanying notes which are an integral part of these financial statements.

34	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Principal
	Amount	Market Value

Louisiana 0.27%
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, 7.20%, 2/1/2042	$340,000	$352,870

Massachusetts 0.40%
City of Worcester, MA, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 1/1/2028	140,000	164,783
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/1/2035	250,000	342,163
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, 6.57%, 5/1/2039	15,000	15,060
		522,006
Michigan 1.16%
Comstock Park Public Schools, School Improvements, General Obligation Unlimited, Callable 8/23/2021 @ 100, 6.20%, 5/1/2024	200,000	200,919
County of Macomb, MI, Retirement Facilities, General Obligation Limited, Callable 11/1/2025 @ 100, 4.13%, 11/1/2030	250,000	285,643
Michigan Finance Authority, Revenue Bonds, Callable 9/1/2025 @ 100, 3.90%, 9/1/2030	250,000	276,036
Michigan Finance Authority, School Improvements, Revenue Bonds, 6.38%, 11/1/2025	500,000	502,069
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 8/23/2021 @ 100, 6.20%, 5/1/2022	80,000	80,354
Onsted Community Schools, School Improvements, General Obligation Unlimited, 5.90%, 5/1/2027	150,000	150,499
St Johns Public Schools, General Obligation Unlimited, 6.65%, 5/1/2040	5,000	5,019
		1,500,539
Mississippi 0.79%
East Baton Rouge Parish, LA Sewerage Commission, Revenue Bonds Series B, 2.44%, 2/1/2039	100,000	99,726
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, 6.59%, 1/1/2035	650,000	912,740
		1,012,466
Missouri 3.25%
City of Kansas City, MO, Revenue Bonds, 7.83%, 4/1/2040	2,355,000	3,444,158
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 1/1/2039	475,000	762,201
		4,206,359
Nebraska 0.19%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 1/1/2030	200,000	242,958

Nevada 1.03%
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	590,000	908,750
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.88%, 2/1/2040	250,000	425,489
		1,334,239
New Jersey 2.08%
New Jersey Economic Development Authority, Revenue Bonds, 7.43%, 2/15/2029	250,000	324,693
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 8/23/2021 @ 100, 6.19%, 7/1/2040	500,000	501,304

See accompanying notes which are an integral part of these financial statements.

35

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Principal
	Amount	Market Value

New Jersey (cont.)
Township of Brick, NJ, General Obligation Unlimited, 3.75%, 9/1/2028	$1,780,000	$1,863,828
		2,689,825
New York 8.09%
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.21%, 10/1/2031	100,000	122,639
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.70%, 3/1/2027	145,000	178,885
County of Nassau, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.38%, 10/1/2024	500,000	558,763
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 5/1/2041	195,000	268,997
Metropolitan Transportation Authority, Revenue Bonds, 5.87%, 11/15/2039	200,000	267,653
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/2026	375,000	433,327
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/2030	125,000	160,314
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.59%, 11/15/2030	395,000	514,730
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/2040	500,000	727,193
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 3/1/2046	580,000	687,587
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 7/15/2040	500,000	721,311
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, 5.47%, 5/1/2036	815,000	1,097,919
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2029 @ 100, 4.29%, 7/1/2044	250,000	282,659
New York State Dormitory Authority, Revenue Bonds, Callable 8/1/2028 @ 100, 4.95%, 8/1/2048	500,000	573,272
Port Authority of New York & New Jersey, Callable 6/1/2025 @ 100, 4.82%, 6/1/2045	1,000,000	1,131,438
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, 3.92%, 10/15/2028	2,115,000	2,306,802
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2033 @ 100, 5.55%, 11/15/2040	150,000	205,771
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 4/1/2040	150,000	224,097
		10,463,357
North Carolina 0.18%
County of Cabarrus, NC, School Improvements, Revenue Bonds,
Callable 8/23/2021 @ 100, 5.50%, 4/1/2026	235,000	235,599

Ohio 2.96%
American Municipal Power, Inc., Electric Lights & Power Improvements,
Build America Revenue Bonds, 7.50%, 2/15/2050	500,000	815,828
American Municipal Power, Inc., Revenue Bonds, 6.27%, 2/15/2050	495,000	698,578
Cincinnati City School District, Refunding Bonds, Certificate of Participation, (OID), Callable 12/15/2024 @ 100, 4.00%, 12/15/2032	200,000	216,044
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue Bonds, 8.22%, 2/15/2040	1,000,000	1,356,322

See accompanying notes which are an integral part of these financial statements.

36	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Principal
	Amount	Market Value

Ohio (cont.)
Olentangy Local School District, Refunding Bonds, General Obligation Unlimited, 3.50%, 12/1/2029	$500,000	$532,810
Springfield Local School District/Summit County, School Improvements, Build America Bonds, General Obligation Unlimited, (School District Credit Program), 5.65%, 9/1/2031	200,000	200,709
		3,820,291
Pennsylvania 3.27%
Pennsylvania Turnpike Commission Turnpike Revenue, Revenue Bonds, Callable 12/1/2029 @ 100, 3.58%, 12/1/2043	890,000	944,773
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 6.38%, 12/1/2037	520,000	732,992
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, (AGM) (OID), 6.35%, 4/15/2028	630,000	796,223
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 3/15/2028	500,000	522,966
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/1/2039	1,000,000	1,231,383
		4,228,337
Rhode Island 0.39%
Narragansett Bay Commission, Revenue Bonds, Callable 9/1/2030 @ 100, 2.92%, 9/1/2043	500,000	510,376

South Dakota 0.24%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 8/23/2021 @ 100, 6.15%, 6/1/2031	315,000	316,310

Texas 1.18%
Frisco Economic Development Corporation, Public Improvements, Revenue Bonds, 4.20%, 2/15/2034	1,000,000	1,061,809
Grand Parkway Transportation Corp., Revenue Bonds, Callable 4/1/2030 @ 100, 3.24%, 10/1/2052	100,000	102,327
Midland County Hospital District, Health, Hospital & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 5/15/2039	260,000	364,924
		1,529,060
Virgin Islands 1.70%
Virgin Islands Water & Power Authority- Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 7/1/2035	1,000,000	1,247,368
Virgin Islands Water & Power Authority- Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 7/1/2028	840,000	954,624
		2,201,992
Virginia 4.64%
Tobacco Settlement Financing Corporation, Refunding Revenue Bonds, (OID), 6.71%, 6/1/2046	5,710,000	6,000,301

Washington 1.83%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 2/1/2040	250,000	328,195
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, 5.35%, 9/1/2030	250,000	298,018
Klickitat County Public Utility District No. 1, Electric Lights & Power Improvements, Refunding Revenue Bonds, Callable 12/1/2021 @ 100, 5.25%, 12/1/2029	705,000	719,748

See accompanying notes which are an integral part of these financial statements.

37

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Principal
	Amount	Market Value

Washington (cont.)
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 9/1/2032	$500,000	$683,283
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/1/2040	250,000	331,137
		2,360,381
Wisconsin 0.08%
State of Wisconsin, General Obligation Unlimited, 2.35%, 5/1/2031	100,000	105,967

Total Municipal Bonds (Cost $59,844,990)		71,640,110

Total Investments — 99.71% (Cost $111,165,928)		128,931,179
Other Assets in Excess of Liabilities — 0.29%		378,876
NET ASSETS — 100.00%		$129,310,055

(a)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGM — Assured Guaranty Municipal Corp.

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of these financial statements.

38	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS | JUNE 30, 2021 UNAUDITED

	Shares	Market Value
Common Stocks 41.69%

Communications 7.45%
Alphabet, Inc., Class A(a)	250	$610,447
Alphabet, Inc., Class C(a)	190	476,201
AT&T, Inc.	4,114	118,401
Netflix, Inc.(a)	800	422,568
Uber Technologies, Inc.(a)	2,500	125,300
Verizon Communications, Inc.	5,000	280,150
		2,033,067
Consumer Discretionary 4.08%
Amazon.com, Inc.(a)	150	516,024
Home Depot, Inc. (The)	1,000	318,890
Lennar Corp., Class A	2,800	278,180
		1,113,094
Energy 4.40%
Cheniere Energy Partners LP	2,300	101,867
Energy Transfer LP	17,350	184,430
Enterprise Products Partners LP	10,805	260,725
Kinder Morgan, Inc.	7,500	136,725
Magellan Midstream Partners LP	2,725	133,280
MPLX LP	8,850	262,049
Viper Energy Partners LP	3,200	60,256
Williams Cos, Inc. (The)	2,500	66,375
		1,205,707
Financials 4.70%
Blackstone Group, Inc. (The), Class A	5,500	534,270
Blackstone Mortgage Trust, Inc., Class A	3,207	102,271
Citigroup, Inc.	3,500	247,625
Fifth Third Bancorp	3,400	129,982
JPMorgan Chase & Co.	1,000	155,540
Starwood Property Trust, Inc.	4,175	109,260
		1,278,948
Health Care 1.65%
AbbVie, Inc.	4,000	450,560

Industrials 2.49%
Caterpillar, Inc.	700	152,341
Deere & Co.	1,150	405,616
Honeywell International, Inc.	550	120,643
		678,600
Materials 0.23%
Dow, Inc.	1,000	63,280

Real Estate Investment Trusts (REITs) 4.13%
Prologis, Inc.	3,000	358,590
Sun Communities, Inc.	714	122,379
Terreno Realty Corp.	7,000	451,640
Welltower, Inc.	1,160	96,396
WP Carey, Inc.	1,340	99,991
		1,128,996

See accompanying notes which are an integral part of these financial statements.

39

SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Shares	Market Value

Technology 11.84%
Apple, Inc.	3,250	$445,120
Microsoft Corp.	2,000	541,800
NVIDIA Corp.	2,045	1,636,205
PayPal Holdings, Inc.(a)	2,100	612,108
		3,235,233
Utilities 0.72%
American Electric Power Co., Inc.	1,155	97,701
Duke Energy Corp.	1,000	98,720
		196,421
Total Common Stocks (Cost $6,930,739)		11,383,906

Preferred Stocks 9.37%

Financials 4.85%
Arch Capital Group Ltd., Series G, 4.55%	5,000	129,050
Capital One Financial Corp., Series K, 4.63%	6,166	165,126
First Republic Bank, Series K, 4.13%	1,333	34,191
Globe Life, Inc., 4.25%	1,000	26,110
JPMorgan Chase & Co., Series JJ, 4.55%	5,000	133,100
JPMorgan Chase & Co., Series LL 4.63%	6,000	159,780
KKR & Company LP, 6.50%	6,481	164,099
Prudential Financial, Inc., 4.13%	1,765	46,084
Truist Financial Corp., Series R, 4.75%	8,166	217,379
U.S. Bancorp, Series L, 3.75%	10,000	249,700
		1,324,619
Real Estate 1.24%
National Retail Properties, Inc., 5.20%	6,000	155,160
Public Storage, 5.05%	5,000	132,400
Public Storage, Series M, 4.13%	1,944	50,641
		338,201
Utilities 3.28%
Brookfield Infrastructure Partners LP, 5.13%	10,000	261,600
Southern Co., 5.25%	14,000	377,580
Southern Co., 5.25%	10,000	255,400
		894,580
Total Preferred Stocks (Cost $2,459,989)		2,557,400

	Principal
	Amount

Corporate Bonds 1.93%
Apple, Inc., 2.20%, 9/11/2029	$250,000	260,743
Microsoft Corp., 3.30%, 2/6/2027	240,000	267,152

Total Corporate Bonds (Cost $501,420)		527,895

See accompanying notes which are an integral part of these financial statements.

40	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Principal
	Amount	Market Value
Municipal Bonds 40.53%

Arizona 2.89%
City of Tucson, AZ, Certificate of Participation, (AGM), 4.83%, 7/1/2034	$620,000	$788,383

California 4.61%
California State University, Revenue Bonds, Callable 5/1/2030 @ 100, 3.07%, 11/1/2042	50,000	51,531
City of Newport Beach, CA, Public Improvements, Certificate of Participation, 7.17%, 7/1/2040	800,000	1,206,340
		1,257,871
Florida 4.03%
Pasco County School Board, School Improvements, Certificate of Participation, 5.00%, 12/1/2037	1,000,000	1,101,022

Kansas 5.14%
Kansas Development Finance Authority, Revenue Bonds, 4.73%, 4/15/2037	1,000,000	1,231,259
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited, Callable 9/1/2030 @ 100, 3.17%, 9/1/2046	170,000	172,568
		1,403,827
Nevada 0.56%
County of Washoe, NV, Public & Highway Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	100,000	154,025

New York 5.39%
New York City Transitional Finance Authority Building Aid Revenue, School
Improvements, Miscellaneous Purposes Revenue Bonds, 5.00%, 7/15/2030	300,000	368,008
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 3.88%, 7/1/2046	750,000	823,090
Port Authority of New York & New Jersey, Callable 6/1/2025 @ 100, 4.82%, 6/1/2045	250,000	282,859
		1,473,957
Ohio 6.61%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 2/15/2041	1,000,000	1,656,721
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 5.94%, 2/15/2047	100,000	147,317
		1,804,038
Pennsylvania 4.21%
City of Reading, PA, General Obligation Unlimited, (AGM) (OID), Callable 11/1/2024 @ 100, 5.30%, 11/1/2033	1,000,000	1,150,767

Rhode Island 1.87%
Narragansett Bay Commission, Revenue Bonds, Callable 9/1/2030 @ 100, 2.92%, 9/1/2043	500,000	510,376

Tennessee 3.17%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 7.43%, 7/1/2043	500,000	749,975
Metropolitan Government of Nashville & Davidson County, General Obligation Unlimited, 3.49%, 7/1/2029	100,000	114,935
		864,910

See accompanying notes which are an integral part of these financial statements.

41

SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2021 (UNAUDITED)

	Principal
	Amount	Market Value

Texas 2.05%
Grand Parkway Transportation Corporation, Revenue Bonds, Callable 4/1/2030 @ 100, 3.24%, 10/1/2052	$50,000	$51,164
Texas Transportation Commission, General Obligation Unlimited, Callable 4/1/2030 @ 100, 2.56%, 4/1/2042	500,000	507,194
		558,358
Total Municipal Bonds (Cost $8,956,211)		11,067,534

U.S. Government & Agency Obligations 3.37%
U.S. Treasury Notes 1.38%, 10/15/2022	250,000	253,984
U.S. Treasury Notes 1.50%, 1/15/2023	400,000	408,156
U.S. Treasury Notes 1.50%, 10/31/2024	250,000	258,047

Total U.S. Government & Agency Obligations (Cost $898,236)		920,187

	Shares
Money Market Funds 3.60%
Morgan Stanley Institutional Liquidity Fund, Institutional Class, 0.03%(b)	983,915	983,915

Total Money Market Funds (Cost $983,915)		983,915

Total Investments — 100.49% (Cost $20,730,510)		27,440,837
Liabilities in Excess of Other Assets — (0.49)%		(133,406)
NET ASSETS — 100.00%		$27,307,431

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.

AGM — Assured Guaranty Municipal Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of these financial statements.

42	SPIRIT OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2021 (UNAUDITED)

	Spirit of America	Spirit of America		Spirit of America		Spirit of America
	Real Estate Income	Large Cap Value		Municipal Tax Free	Spirit of America	Income &
	and Growth Fund	Fund		Bond Fund	Income Fund	Opportunity Fund
ASSETS
Investments in securities at fair value (cost $59,294,648, $71,379,253, $64,359,390, $111,165,928 and $20,730,510)	$101,576,193	$146,406,502		$67,463,522	$128,931,179	$27,440,837
Cash	73,700	8,792		—	533,422	3,969
Receivable for investments sold	—	—		—	—	—
Receivable for Fund shares sold	207,706	9,570		—	24,337	7,144
Dividends and interest receivable	377,832	80,550		735,150	1,134,253	179,555
Prepaid expenses	31,104	34,524		33,055	39,961	23,068
TOTAL ASSETS	102,266,535	146,539,938		68,231,727	130,663,152	27,654,573

LIABILITIES
Line of credit payable	—	—		—	735,956	—
Payable for Fund shares redeemed	50,290	92,123		20,000	274,350	—
Payable for investments purchased	50,000	—		—	—	—
Payable for distributions to shareholders	911,974	837,747		40,340	168,049	279,147
Payable for investment advisory fees	79,039	114,724		22,258	60,060	10,470
Payable for distribution (12b-1) fees	24,483	35,618		8,660	26,961	5,920
Payable for accounting and administration fees	4,263	6,708		3,725	6,897	1,342
Chief Compliance Officer	279	439		246	465	87
Payable for transfer agent fees	2,409	2,357		1,204	4,218	1,933
Other accrued expenses	61,883	69,910		61,153	76,141	48,243
TOTAL LIABILITIES	1,184,620	1,159,626		157,586	1,353,097	347,142
NET ASSETS	$101,081,915	$145,380,312		$68,074,141	$129,310,055	$27,307,431

SOURCE OF NET ASSETS
As of June 30, 2021, net assets consisted of:
Paid-in capital	$61,320,620	$66,831,182		$72,677,521	$110,204,917	$22,550,361
Accumulated earnings (deficits)	39,761,295	78,549,130		(4,603,380)	19,105,138	4,757,070
NET ASSETS	$101,081,915	$145,380,312		$68,074,141	$129,310,055	$27,307,431

NET ASSETS:
Class A Shares	$100,993,866	$145,121,774		$67,725,836	$128,851,388	$26,712,408
Class C Shares	$71,265	$243,206		$338,834	$446,166	$584,274
Institutional Shares	$16,784	$15,332		$9,471	$12,501	$10,749
SHARES OUTSTANDING ($0.001 par value, 500,000,000 authorized shares):
Class A Shares	8,565,569	5,294,160		7,120,319	10,204,016	2,516,976
Class C Shares	6,127	8,869		35,705	35,313	55,216
Institutional Shares	1,455	560		998	987	1,018
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A Shares(a)	$11.79	$27.41		$9.51	$12.63	$10.61
Class C Shares(b)	$11.63	$27.42		$9.49	$12.63	$10.58
Institutional Shares	$11.54	$27.40	(c)	$9.49	$12.67	$10.56
OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$12.44	$28.93		$9.98	$13.26	$11.14
MAXIMUM SALES CHARGE:
Class A Shares	5.25%	5.25%		4.75%	4.75%	4.75%

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than one year where an indirect commission was paid.

(b)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 13 months.

(c)	Per share amounts may not recalculate due to rounds of net assets and/or shares outstanding.

See accompanying notes which are an integral part of these financial statements.

43

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2021 (UNAUDITED)

	Spirit of America	Spirit of America	Spirit of America		Spirit of America
	Real Estate Income	Large Cap Value	Municipal Tax Free	Spirit of America	Income &
	and Growth Fund	Fund	Bond Fund	Income Fund	Opportunity Fund
INVESTMENT INCOME
Dividends	$1,340,587	$1,091,702	$217	$1,169,778	$184,484
Foreign dividend taxes withheld	(32)	(1,242)	—	(10,635)	(2)
Interest	3,955	—	1,032,100	1,974,811	232,517
TOTAL INVESTMENT INCOME	1,344,510	1,090,460	1,032,317	3,133,954	416,999

EXPENSES
Investment advisory	420,862	652,002	206,284	391,436	82,360
Distribution (12b-1) — Class A	129,918	201,263	51,314	162,513	30,983
Distribution (12b-1) — Class C	740	1,221	1,665	2,277	2,723
Accounting and Administration	27,274	42,648	22,412	42,699	8,067
Registration	19,381	18,456	23,910	27,134	17,147
Auditing	13,142	13,142	13,142	13,142	13,142
Transfer agent	11,916	13,791	5,982	20,079	4,815
Sub transfer agent	10,499	12,170	5,097	17,336	4,474
Printing	9,911	13,992	6,984	15,632	2,988
Directors	7,456	11,657	6,186	11,759	2,223
Insurance	7,383	11,063	6,779	12,464	2,235
Legal	5,166	8,101	4,198	7,988	1,504
Custodian	4,959	6,648	3,110	5,209	2,388
Chief Compliance Officer	1,638	2,568	1,349	2,561	485
Line of credit	869	1,344	667	1,263	253
Interest	785	1,327	—	4,035	188
Pricing	306	683	18,603	10,850	2,255
Other	7,615	9,006	8,763	11,457	7,807
TOTAL EXPENSES	679,820	1,021,082	386,445	759,834	186,037
Fees waived by Adviser	—	—	(75,023)	(35,385)	(25,097)
NET EXPENSES	679,820	1,021,082	311,422	724,449	160,940
NET INVESTMENT INCOME	664,690	69,378	720,895	2,409,505	256,059

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investment transactions	1,888,837	7,092,738	12,754	749,205	39,818
Net realized gain (loss) on foreign currency transactions	—	(2)	—	445	—
Net realized gain on written option transactions	570	1,734	—	—	—
Net change in unrealized appreciation (depreciation) of investments	11,121,920	11,622,175	(257,960)	993,113	1,926,273
Net change in unrealized depreciation of foreign currency transactions	—	(1)	—	(5)	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	13,011,327	18,716,644	(245,206)	1,742,758	1,966,091
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,676,017	$18,786,022	$475,689	$4,152,263	$2,222,150

See accompanying notes which are an integral part of these financial statements.

44	SPIRIT OF AMERICA

[THIS PAGE INTENTIONALLY LEFT BLANK]

45

STATEMENTS OF CHANGES IN NET ASSETS

	Spirit of America Real Estate Income
	and Growth Fund		Spirit of America Large Cap Value Fund
	For the Six Months		For the Six Months
	Ended	For the Year	Ended	For the Year
	June 30, 2021	Ended	June 30, 2021	Ended
	(Unaudited)	December 31, 2020	(Unaudited)	December 31, 2020
OPERATIONS
Net investment income	$664,690	$843,781	$69,378	$944,409
Net realized gain (loss) on investment transactions	1,889,407	(1,992,756)	7,094,470	4,577,878
Net change in unrealized appreciation (depreciation) of investments	11,121,920	(3,570,120)	11,622,174	12,628,249
Net increase (decrease) in net assets resulting from operations	13,676,017	(4,719,095)	18,786,022	18,150,536
DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings:
Class A	(3,539,930)	(1,176,494)	(3,636,455)	(5,524,631)
Class C	(1,923)	(2,935)	(5,299)	(10,923)
Institutional	(617)	(191)	(402)	(579)
Return of capital:
Class A	—	(5,306,367)	—	(1,741,930)
Class C	—	(13,238)	—	(3,444)
Institutional	—	(862)	—	(183)
Total distributions to shareholders	(3,542,470)	(6,500,087)	(3,642,156)	(7,281,690)
CAPITAL TRANSACTIONS
Class A:
Shares sold	11,411,431	13,163,566	13,627,784	22,784,053
Shares issued from reinvestment of distributions	2,628,828	5,113,338	2,802,290	5,846,628
Shares redeemed	(5,768,642)	(15,159,168)	(15,102,017)	(24,604,410)
Total – Class A	8,271,617	3,117,736	1,328,057	4,026,271
Class C:
Shares sold	657	35,222	—	273,081
Shares issued from reinvestment of distributions	1,052	12,083	1,716	7,270
Shares redeemed	(170,986)	(4,225)	(49,707)	(89,410)
Total – Class C	(169,277)	43,080	(47,991)	190,941
Institutional:
Shares sold	—	12,763 (a)	—	10,000 (a)
Shares issued from reinvestment of distributions	617	932 (a)	402	762 (a)
Total – Institutional	617	13,695 (a)	402	10,762 (a)
Increase (decrease) in net assets derived from capital share transactions	8,102,957	3,174,511	1,280,468	4,227,974
Total increase (decrease) in Net Assets	18,236,504	(8,044,671)	16,424,334	15,096,820
NET ASSETS
Beginning of period	82,845,411	90,890,082	128,955,978	113,859,158
End of period	$101,081,915	$82,845,411	$145,380,312	$128,955,978
SHARE TRANSACTIONS
Class A:
Shares sold	969,350	1,266,841	514,429	1,049,085
Shares issued from reinvestment of distributions	222,971	505,292	102,236	260,881
Shares redeemed	(528,827)	(1,450,729)	(581,514)	(1,102,953)
Total – Class A	663,494	321,404	35,151	207,013
Class C:
Shares sold	61	2,883	—	12,786
Shares issued from reinvestment of distributions	90	1,214	62	329
Shares redeemed	(15,675)	(351)	(1,944)	(4,134)
Total – Class C	(15,524)	3,746	(1,882)	8,981
Institutional:
Shares sold	—	1,307 (a)	—	511 (a)
Shares issued from reinvestment of distributions	54	94 (a)	15	34 (a)
Total – Institutional	54	1,401 (a)	15	545 (a)

(a)	For the period May 1, 2020 (commencement of operations) to December 31, 2020.

See accompanying notes which are an integral part of these financial statements.

46	SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)

Spirit of America Municipal Tax Free				Spirit of America Income &
Bond Fund		Spirit of America Income Fund		Opportunity Fund
For the Six Months		For the Six Months		For the Six Months
Ended	For the Year	Ended	For the Year	Ended	For the Year
June 30, 2021	Ended	June 30, 2021	Ended	June 30, 2021	Ended
(Unaudited)	December 31, 2020	(Unaudited)	December 31, 2020	(Unaudited)	December 31, 2020

$720,895	$1,748,466	$2,409,505	$4,827,835	$256,059	$519,948
12,754	309,266	749,650	310,694	39,818	95,498
(257,960)	363,720	993,108	2,605,172	1,926,273	1,731,895

475,689	2,421,452	4,152,263	7,743,701	2,222,150	2,347,341

(718,697)	(1,742,505)	(2,239,623)	(5,097,767)	(741,809)	(537,720)
(2,093)	(5,802)	(6,137)	(11,007)	(14,154)	(10,400)
(105)	(159)	(224)	(306)	(309)	(223)
—	—	—	—	—	(880,041)
—	—	—	—	—	(17,022)
—	—	—	—	—	(365)
(720,895)	(1,748,466)	(2,245,984)	(5,109,080)	(756,272)	(1,445,771)

4,138,114	13,562,033	7,116,209	28,349,690	2,525,527	6,260,421
459,786	1,099,127	1,407,106	3,273,733	462,662	863,165
(7,575,285)	(13,384,849)	(16,734,506)	(31,249,733)	(2,298,910)	(6,444,521)
(2,977,385)	1,276,311	(8,211,191)	373,690	689,279	679,065

4,700	15,780	30,000	218,970	11,735	75,434
1,972	5,294	4,126	7,763	14,154	27,422
(150)	(26,541)	(58,474)	(195,241)	(30,222)	(1,085)
6,522	(5,467)	(24,348)	31,492	(4,333)	101,771

—	9,000 (a)	—	11,000 (a)	—	8,500 (a)
105	160 (a)	224	305 (a)	309	588 (a)
105	9,160 (a)	224	11,305 (a)	309	9,088 (a)

(2,970,758)	1,280,004	(8,235,315)	416,487	685,255	789,924
(3,215,964)	1,952,990	(6,329,036)	3,051,108	2,151,133	1,691,494

71,290,105	69,337,115	135,639,091	132,587,983	25,156,298	23,464,804
$68,074,141	$71,290,105	$129,310,055	$135,639,091	$27,307,431	$25,156,298

435,316	1,432,204	572,597	2,358,638	241,752	644,138
48,474	115,975	113,500	272,382	43,606	88,940
(797,487)	(1,416,136)	(1,346,596)	(2,588,672)	(222,929)	(668,175)
(313,697)	132,043	(660,499)	42,348	62,429	64,903

501	1,668	2,407	18,306	1,107	7,803
208	560	332	645	1,338	2,830
(16)	(2,796)	(4,744)	(16,149)	(3,019)	(113)
693	(568)	(2,005)	2,802	(574)	10,520

—	970 (a)	—	944 (a)	—	928 (a)
11	17 (a)	18	25 (a)	29	61 (a)
11	987 (a)	18	969 (a)	29	989 (a)

See accompanying notes which are an integral part of these financial statements.

47

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
CLASS A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended
	June 30, 2021		For the Year Ended December 31
	(Unaudited)		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.45		$11.96	$10.03	$11.65	$11.67	$11.81

From Investment Operations:
Net investment income	0.09		0.15 [1]	0.09	0.15 [1]	0.14 [1]	0.21
Net realized and unrealized gain (loss) on investments	1.68		(0.81)	2.69	(0.92)	0.64	0.45
Total from investment operations	1.77		(0.66)	2.78	(0.77)	0.78	0.66

Less Distributions:
Distributions from net investment income	(0.43)		(0.11)	(0.09)	(0.40)	(0.80)	(0.21)
Distributions from net capital gains	—		(0.04)	(0.76)	(0.45)	—	(0.59)
Distributions from return of capital	—		(0.70)	—	—	—	—
Total distributions	(0.43)		(0.85)	(0.85)	(0.85)	(0.80)	(0.80)

Net Asset Value, End of Period	$11.79		$10.45	$11.96	$10.03	$11.65	$11.67
Total Return[2]	16.89	% [3]	(5.13)%	28.06%	(6.85)%	6.79%	5.66%

Ratios and Supplemental Data:
Net assets, end of period (000)	$100,994		$82,609	$90,679	$80,761	$107,101	$108,790
Ratio of net expenses to average net assets	1.56	% [4]	1.59%	1.54%	1.54%	1.48%	1.54%
Ratio of net investment income to average net assets	1.53	% [4]	1.05%	0.74%	1.35%	1.18%	1.65%
Portfolio turnover rate	6	% [3]	18%	4%	4%	8%	10%

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Calculation does not reflect sales load.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes which are an integral part of these financial statements.

48	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
CLASS C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months						For the
	Ended						Period Ended
	June 30, 2021		For the Year Ended December 31				December 31,
	(Unaudited)		2020	2019	2018	2017	2016*
Net Asset Value, Beginning of Period	$10.26		$11.77	$9.90	$11.56	$11.61	$11.73

From Investment Operations:
Net investment income	0.09		0.08 [1]	0.08	0.11 [1]	0.07 [1]	0.10	[1]
Net realized and unrealized gain (loss) on investments	1.60		(0.81)	2.57	(0.94)	0.63	0.55
Total from investment operations	1.69		(0.73)	2.65	(0.83)	0.70	0.65

Less Distributions:
Distributions from net investment income	(0.32)		(0.10)	(0.08)	(0.38)	(0.75)	(0.18)
Distributions from net capital gains	—		(0.04)	(0.70)	(0.45)	—	(0.59)
Distributions from return of capital	—		(0.64)	—	—	—	—
Total distributions	(0.32)		(0.78)	(0.78)	(0.83)	(0.75)	(0.77)

Net Asset Value, End of Period	$11.63		$10.26	$11.77	$9.90	$11.56	$11.61
Total Return[2]	16.46	% [3]	(5.85)%	27.15%	(7.44)%	6.10%	5.69	% [3]

Ratios and Supplemental Data:
Net assets, end of period (000)	$71		$222	$211	$118	$41	$10
Ratio of net expenses to average net assets	2.26	% [4]	2.29%	2.24%	2.24%	2.18%	2.24	% [4]
Ratio of net investment income to average net assets	0.69	% [4]	0.41%	0.16%	0.97%	0.59%	1.07	% [4]
Portfolio turnover rate	6	% [3]	18%	4%	4%	8%	10	% [3]

*	For the period March 15, 2016 (commencement of operations) to December 31, 2016.

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Calculation does not reflect CDSC.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes which are an integral part of these financial statements.

49

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months		For the
	Ended		Period Ended
	June 30, 2021		December 31,
	(Unaudited)		2020*
Net Asset Value, Beginning of Period	$10.24		$9.67

From Investment Operations:
Net investment income	0.11		0.14	[1]
Net realized and unrealized gain on investments	1.63		1.31
Total from investment operations	1.74		1.45

Less Distributions:
Distributions from net investment income	(0.44)		(0.12)
Distributions from net capital gains	—		(0.04)
Distributions from return of capital	—		(0.72)
Total distributions	(0.44)		(0.88)

Net Asset Value, End of Period	$11.54		$10.24
Total Return	17.00	% [1]	15.52	% [1]

Ratios and Supplemental Data:
Net assets, end of period (000)	$17		$14
Ratio of net expenses to average net assets	1.26	% [2]	1.29	% [2]
Ratio of net investment income to average net assets	1.79	% [2]	1.53	% [2]
Portfolio turnover rate	6	% [1]	18	% [1]

*	For the period May 1, 2020 (commencement of operations) to December 31, 2020.

[1]	Not annualized.

[2]	Annualized.

See accompanying notes which are an integral part of these financial statements.

50	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
CLASS A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended
	June 30, 2021		For the Year Ended December 31
	(Unaudited)		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$24.47		$22.53	$18.53	$21.59	$19.01	$18.63

From Investment Operations:
Net investment income	0.03		1.08 [1]	0.13 [1]	0.15 [1]	0.22 [1]	0.29
Net realized and unrealized gain (loss) on investments	3.61		2.26	5.27	(1.81)	3.56	1.29
Total from investment operations	3.64		3.34	5.40	(1.66)	3.78	1.58

Less Distributions:
Distributions from net investment income	(0.70)		(0.17)	(0.13)	(0.15)	(0.24)	(0.25)
Distributions from net capital gains	—		(0.90)	(0.80)	(0.78)	(0.24)	(0.95)
Distributions from return of capital	—		(0.33)	(0.47)	(0.47)	(0.72)	—
Total distributions	(0.70)		(1.40)	(1.40)	(1.40)	(1.20)	(1.20)

Net Asset Value, End of Period	$27.41		$24.47	$22.53	$18.53	$21.59	$19.01
Total Return[2]	14.88	% [3]	15.49%	29.54%	(7.87)%	20.22%	8.49%

Ratios and Supplemental Data:
Net assets, end of period (000)	$145,122		$128,680	$113,819	$88,939	$101,054	$77,579
Ratio of net expenses to average net assets	1.52	% [4]	1.53%	1.52%	1.52%	1.47%	1.57%
Ratio of net investment income to average net assets	0.10	% [4]	0.82%	0.60%	0.70%	1.05%	1.56%
Portfolio turnover rate	8	% [3]	15%	8%	13%	3%	24%

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Calculation does not reflect sales load.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes which are an integral part of these financial statements.

51

SPIRIT OF AMERICA LARGE CAP VALUE FUND
CLASS C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months							For the
	Ended							Period Ended
	June 30, 2021		For the Year Ended December 31					December 31,
	(Unaudited)		2020	2019		2018	2017	2016*
Net Asset Value, Beginning of Period	$24.48		$22.59	$18.52		$21.62	$19.14	$18.29

From Investment Operations:
Net investment income (loss)	(0.08)		0.88 [1]	(0.02	) [1]	— [1,2]	0.08 [1]	0.10	[1]
Net realized and unrealized gain (loss) on investments	3.62		2.30	5.26		(1.80)	3.57	1.70
Total from investment operations	3.54		3.18	5.24		(1.80)	3.65	1.80

Less Distributions:
Distributions from net investment income	(0.60)		(0.13)	(0.08)		(0.12)	(0.23)	—
Distributions from net capital gains	—		(0.90)	(0.80)		(0.78)	(0.24)	(0.95)
Distributions from return of capital	—		(0.26)	(0.29)		(0.40)	(0.70)	—
Total distributions	(0.60)		(1.29)	(1.17)		(1.30)	(1.17)	(0.95)

Net Asset Value, End of Period	$27.42		$24.48	$22.59		$18.52	$21.62	$19.14
Total Return[3]	14.47	% [4]	14.70%	28.59%		(8.50)%	19.37%	9.65	% [4]

Ratios and Supplemental Data:
Net assets, end of period (000)	$243		$263	$40		$83	$39	$1
Ratio of net expenses to average net assets	2.22	% [5]	2.23%	2.22%		2.22%	2.17%	2.27	% [5]
Ratio of net investment income (loss) to average net assets	(0.59	)% [5]	(0.09)%	(0.10)%		0.01%	0.39%	0.64	% [5]
Portfolio turnover rate	8	% [4]	15%	8%		13%	3%	24	% [4]

*	For the period March 15, 2016 (commencement of operations) to December 31, 2016.

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Rounds to less than 0.005 per share.

[3]	Calculation does not reflect CDSC.

[4]	Not annualized.

[5]	Annualized.

See accompanying notes which are an integral part of these financial statements.

52	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months		For the
	Ended		Period Ended
	June 30, 2021		December 31,
	(Unaudited)		2020*
Net Asset Value, Beginning of Period	$24.46		$19.57

From Investment Operations:
Net investment income	0.07		1.02	[1]
Net realized and unrealized gain on investments	3.61		5.34
Total from investment operations	3.68		6.36

Less Distributions:
Distributions from net investment income	(0.74)		(0.19)
Distributions from net capital gains	—		(0.90)
Distributions from return of capital	—		(0.38)
Total distributions	(0.74)		(1.47)

Net Asset Value, End of Period	$27.40		$24.46
Total Return	15.04	% [2]	33.28	% [2]

Ratios and Supplemental Data:
Net assets, end of period (000)	$15		$13
Ratio of net expenses to average net assets	1.22	% [3]	1.23	% [3]
Ratio of net investment income to average net assets	0.41	% [3]	0.80	% [3]
Portfolio turnover rate	8	% [2]	15	% [2]

*	For the period May 1, 2020 (commencement of operations) to December 31, 2020.

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Not annualized.

[3]	Annualized.

See accompanying notes which are an integral part of these financial statements.

53

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
CLASS A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended
	June 30, 2021		For the Year Ended December 31
	(Unaudited)		2020	2019		2018		2017		2016
Net Asset Value, Beginning of Period	$9.54		$9.45	$9.26		$9.47		$9.33		$9.57

From Investment Operations:
Net investment income	0.10		0.24	0.27		0.30		0.30		0.31
Net realized and unrealized gain (loss) on investments	(0.03)		0.09	0.19		(0.21)		0.14		(0.24)
Total from investment operations	0.07		0.33	0.46		0.09		0.44		0.07

Less Distributions:
Distributions from net investment income	(0.10)		(0.24)	(0.27)		(0.30)		(0.30)		(0.31)
Total distributions	(0.10)		(0.24)	(0.27)		(0.30)		(0.30)		(0.31)

Net Asset Value, End of Period	$9.51		$9.54	$9.45		$9.26		$9.47		$9.33
Total Return[1]	0.73	% [2]	3.56%	5.06%		0.96%		4.75%		0.64%

Ratios and Supplemental Data:
Net assets, end of period (000)	$67,726		$70,947	$69,002		$72,818		$99,159		$106,984
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.12	% [3]	1.11%	1.13	% [5]	1.11	% [5]	1.02	% [4]	1.04%
After expense waiver or recoupment	0.90	% [3]	0.90%	0.92	% [5]	0.92	% [5]	0.91	% [4]	0.90%
Ratio of net investment income to average net assets	2.10	% [3]	2.55%	2.92%		3.21%		3.16%		3.17%
Portfolio turnover rate	2	% [2]	18%	6%		—%		5%		10%

[1]	Calculation does not reflect sales load.

[2]	Not annualized.

[3]	Annualized.

[4]	Includes interest expense of 0.01%.

[5]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

54	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
CLASS C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months									For the
	Ended									Period Ended
	June 30, 2021		For the Year Ended December 31							December 31,
	(Unaudited)		2020	2019		2018		2017		2016*
Net Asset Value, Beginning of Period	$9.52		$9.43	$9.23		$9.45		$9.31		$9.59

From Investment Operations:
Net investment income	0.06		0.16	0.19		0.22		0.22		0.17
Net realized and unrealized gain (loss) on investments	(0.03)		0.09	0.20		(0.22)		0.14		(0.28)
Total from investment operations	0.03		0.25	0.39		—		0.36		(0.11)

Less Distributions:
Distributions from net investment income	(0.06)		(0.16)	(0.19)		(0.22)		(0.22)		(0.17)
Total distributions	(0.06)		(0.16)	(0.19)		(0.22)		(0.22)		(0.17)

Net Asset Value, End of Period	$9.49		$9.52	$9.43		$9.23		$9.45		$9.31
Total Return[1]	0.31	% [2]	2.70%	4.30%		0.00%		3.87%		(1.19	)% [2]

Ratios and Supplemental Data:
Net assets, end of period (000)	$339		$333	$335		$155		$80		$28
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.97	% [3]	1.96%	1.98	% [4]	1.96	% [4]	1.87	% [5]	1.89	% [3]
After expense waiver or recoupment	1.75	% [3]	1.75%	1.77	% [4]	1.77	% [4]	1.76	% [5]	1.75	% [3]
Ratio of net investment income to average net assets	1.26	% [3]	1.71%	2.03%		2.27%		2.31%		2.19	% [3]
Portfolio turnover rate	2	% [2]	18%	6%		—%		5%		10	% [2]

*	For the period March 15, 2016 (commencement of operations) to December 31, 2016.

[1]	Calculation does not reflect CDSC.

[2]	Not annualized.

[3]	Annualized.

[4]	Includes interest expense of 0.02%.

[5]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

55

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months		For the
	Ended		Period Ended
	June 30, 2021		December 31,
	(Unaudited)		2020*
Net Asset Value, Beginning of Period	$9.52		$9.28

From Investment Operations:
Net investment income	0.11		0.16
Net realized and unrealized gain (loss) on investments	(0.03)		0.24
Total from investment operations	0.08		0.40

Less Distributions:
Distributions from net investment income	(0.11)		(0.16)
Total distributions	(0.11)		(0.16)

Net Asset Value, End of Period	$9.49		$9.52
Total Return	0.81	% [1]	4.37	% [1]

Ratios and Supplemental Data:
Net assets, end of period (000)	$9		$9
Ratio of expenses to average net assets:
Before expense waiver or recoupment	0.97	% [2]	0.96	% [2]
After expense waiver or recoupment	0.75	% [2]	0.75	% [2]
Ratio of net investment income to average net assets	2.25	% [2]	2.60	% [2]
Portfolio turnover rate	2	% [1]	18	% [1]

*	For the period May 1, 2020 (commencement of operations) to December 31, 2020.

[1]	Not annualized.

[2]	Annualized.

See accompanying notes which are an integral part of these financial statements.

56	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
CLASS A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended
	June 30, 2021		For the Year Ended December 31
	(Unaudited)		2020	2019		2018		2017	2016
Net Asset Value, Beginning of Period	$12.44		$12.21	$11.42		$12.06		$11.72	$11.66

From Investment Operations:
Net investment income	0.23		0.44	0.44		0.44		0.48	0.46
Net realized and unrealized gain (loss) on investments	0.17		0.26	0.87		(0.54)		0.39	0.13
Total from investment operations	0.40		0.70	1.31		(0.10)		0.87	0.59

Less Distributions:
Distributions from net investment income	(0.21)		(0.43)	(0.39)		(0.48)		(0.48)	(0.46)
Distributions from net capital gains	—		(0.04)	(0.07)		—		—	—
Distributions from return of capital	—		—	(0.06)		(0.06)		(0.05)	(0.07)
Total distributions	(0.21)		(0.47)	(0.52)		(0.54)		(0.53)	(0.53)

Net Asset Value, End of Period	$12.63		$12.44	$12.21		$11.42		$12.06	$11.72
Total Return[1]	3.29	% [2]	5.95%	11.64%		(0.87)%		7.51%	4.99%

Ratios and Supplemental Data:
Net assets, end of period (000)	$128,851		$135,162	$132,166		$136,223		$205,138	$222,220
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.16	% [3,4]	1.15%	1.14	% [4]	1.13	% [5]	1.05%	1.09%
After expense waiver or recoupment	1.11	% [3,4]	1.10%	1.11	% [4]	1.12	% [5]	1.10%	1.10%
Ratio of net investment income to average net assets	3.70	% [3]	3.70%	3.74%		3.87%		4.00%	3.75%
Portfolio turnover rate	3	% [2]	20%	3%		1%		—%	4%

[1]	Calculation does not reflect sales load.

[2]	Not annualized.

[3]	Annualized.

[4]	Includes interest expense of 0.01%.

[5]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

57

SPIRIT OF AMERICA INCOME FUND
CLASS C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months								For the
	Ended								Period Ended
	June 30, 2021		For the Year Ended December 31						December 31,
	(Unaudited)		2020	2019		2018		2017	2016*
Net Asset Value, Beginning of Period	$12.45		$12.22	$11.43		$12.08		$11.73	$11.78

From Investment Operations:
Net investment income	0.19		0.36	0.38		0.38		0.39	0.28
Net realized and unrealized gain (loss) on investments	0.16		0.25	0.84		(0.58)		0.39	0.01
Total from investment operations	0.35		0.61	1.22		(0.20)		0.78	0.29

Less Distributions:
Distributions from net investment income	(0.17)		(0.34)	(0.32)		(0.40)		(0.39)	(0.29)
Distributions from net capital gains	—		(0.04)	(0.07)		—		—	—
Distributions from return of capital	—		—	(0.04)		(0.05)		(0.04)	(0.05)
Total distributions	(0.17)		(0.38)	(0.43)		(0.45)		(0.43)	(0.34)

Net Asset Value, End of Period	$12.63		$12.45	$12.22		$11.43		$12.08	$11.73
Total Return[1]	2.82	% [2]	5.18%	10.79%		(1.69)%		6.77%	2.43	% [2]

Ratios and Supplemental Data:
Net assets, end of period (000)	$446		$465	$422		$293		$132	$95
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.91	% [3,4]	1.90%	1.89	% [4]	1.88	% [5]	1.80%	1.84	% [3]
After expense waiver or recoupment	1.86	% [3,4]	1.85%	1.86	% [4]	1.87	% [5]	1.85%	1.85	% [3]
Ratio of net investment income to average net assets	2.95	% [3]	2.92%	2.97%		3.12%		3.24%	2.77	% [3]
Portfolio turnover rate	3	% [2]	20%	3%		1%		—%	4	% [2]

*	For the period March 15, 2016 (commencement of operations) to December 31, 2016.

[1]	Calculation does not reflect CDSC.

[2]	Not annualized.

[3]	Annualized.

[4]	Includes interest expense of 0.01%.

[5]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

58	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months		For the
	Ended		Period Ended
	June 30, 2021		December 31,
	(Unaudited)		2020*
Net Asset Value, Beginning of Period	$12.48		$11.66

From Investment Operations:
Net investment income	0.24		0.31
Net realized and unrealized gain on investments	0.18		0.83
Total from investment operations	0.42		1.14

Less Distributions:
Distributions from net investment income	(0.23)		(0.28)
Distributions from net capital gains	—		(0.04)
Total distributions	(0.23)		(0.32)

Net Asset Value, End of Period	$12.67		$12.48
Total Return	3.41	% [1]	9.89	% [1]

Ratios and Supplemental Data:
Net assets, end of period (000)	$13		$12
Ratio of expenses to average net assets:
Before expense waiver or recoupment	0.91	% [2,3]	0.90	% [2]
After expense waiver or recoupment	0.86	% [2,3]	0.85	% [2]
Ratio of net investment income to average net assets	3.94	% [2]	3.80	% [2]
Portfolio turnover rate	3	% [1]	20	% [1]

*	For the period May 1, 2020 (commencement of operations) to December 31, 2020.

[1]	Not annualized.

[2]	Annualized.

[3]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

59

SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND
CLASS A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended
	June 30, 2021		For the Year Ended December 31
	(Unaudited)		2020	2019		2018		2017	2016
Net Asset Value, Beginning of Period	$10.02		$9.64	$9.12		$9.87		$9.50	$9.16

From Investment Operations:
Net investment income	0.11		0.22	0.38		0.16		0.32	0.19
Net realized and unrealized gain (loss) on investments	0.78		0.76	0.74		(0.52)		0.47	0.58
Total from investment operations	0.89		0.98	1.12		(0.36)		0.79	0.77

Less Distributions:
Distributions from net investment income	(0.30)		(0.23)	(0.33)		(0.16)		(0.33)	(0.19)
Distributions from return of capital	—		(0.37)	(0.27)		(0.23)		(0.09)	(0.24)
Total distributions	(0.30)		(0.60)	(0.60)		(0.39)		(0.42)	(0.43)

Net Asset Value, End of Period	$10.61		$10.02	$9.64		$9.12		$9.87	$9.50
Total Return[1]	8.88	% [2]	10.46%	12.37%		(3.70)%		8.41%	8.40%

Ratios and Supplemental Data:
Net assets, end of period (000)	$26,712		$24,589	$23,029		$25,177		$52,523	$57,829
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.45	% [3]	1.46%	1.43	% [4]	1.33	% [5]	1.15%	1.22%
After expense waiver or recoupment	1.25	% [3]	1.25%	1.26	% [4]	1.27	% [5]	1.25%	1.25%
Ratio of net investment income to average net assets	2.04	% [3]	2.22%	3.82%		1.89%		3.24%	1.93%
Portfolio turnover rate	2	% [2]	19%	23%		4%		6%	12%

[1]	Calculation does not reflect sales load.

[2]	Not annualized.

[3]	Annualized.

[4]	Includes interest expense of 0.01%.

[5]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

60	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND
CLASS C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months								For the
	Ended								Period Ended
	June 30, 2021		For the Year Ended December 31						December 31,
	(Unaudited)		2020	2019		2018		2017	2016*
Net Asset Value, Beginning of Period	$9.99		$9.62	$9.10		$9.85		$9.48	$9.14

From Investment Operations:
Net investment income	0.07		0.14	0.34		0.12		0.24	0.18
Net realized and unrealized gain (loss) on investments	0.78		0.76	0.70		(0.55)		0.47	0.44
Total from investment operations	0.85		0.90	1.04		(0.43)		0.71	0.62

Less Distributions:
Distributions from net investment income	(0.26)		(0.20)	(0.29)		(0.13)		(0.27)	(0.12)
Distributions from return of capital	—		(0.33)	(0.23)		(0.19)		(0.07)	(0.16)
Total distributions	(0.26)		(0.53)	(0.52)		(0.32)		(0.34)	(0.28)

Net Asset Value, End of Period	$10.58		$9.99	$9.62		$9.10		$9.85	$9.48
Total Return[1]	8.54	% [2]	9.62%	11.58%		(4.43)%		7.61%	6.59	% [2]

Ratios and Supplemental Data:
Net assets, end of period (000)	$584		$557	$435		$394		$285	$194
Ratio of expenses to average net assets:
Before expense waiver or recoupment	2.20	% [3]	2.21%	2.18	% [4]	2.08	% [5]	1.90%	1.97	% [3]
After expense waiver or recoupment	2.00	% [3]	2.00%	2.01	% [4]	2.02	% [5]	2.00%	2.00	% [3]
Ratio of net investment income to average net assets	1.30	% [3]	1.48%	3.08%		1.14%		2.50%	0.65	% [3]
Portfolio turnover rate	2	% [2]	19%	23%		4%		6%	12	% [2]

*	For the period March 15, 2016 (commencement of operations) to December 31, 2016.

[1]	Calculation does not reflect CDSC.

[2]	Not annualized.

[3]	Annualized.

[4]	Includes interest expense of 0.01%.

[5]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

61

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months		For the
	Ended		Period Ended
	June 30, 2021		December 31,
	(Unaudited)		2020*
Net Asset Value, Beginning of Period	$9.97		$9.16

From Investment Operations:
Net investment income	0.12		0.15
Net realized and unrealized gain on investments	0.78		1.28
Total from investment operations	0.90		1.43

Less Distributions:
Distributions from net investment income	(0.31)		(0.23)
Distributions from return of capital	—		(0.39)
Total distributions	(0.31)		(0.62)

Net Asset Value, End of Period	$10.56		$9.97
Total Return	9.05	% [1]	15.99	% [1]

Ratios and Supplemental Data:
Net assets, end of period (000)	$11		$10
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.20	% [2]	1.21	% [2]
After expense waiver or recoupment	1.00	% [2]	1.00	% [2]
Ratio of net investment income to average net assets	2.30	% [2]	2.27	% [2]
Portfolio turnover rate	2	% [1]	19	% [1]

*	For the period May 1, 2020 (commencement of operations) to December 31, 2020.

[1]	Not annualized.

[2]	Annualized.

See accompanying notes which are an integral part of these financial statements.

62	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS   |   JUNE 30, 2021 (UNAUDITED)

Note 1 – Organization

Spirit of America Investment Fund, Inc. (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Company offers 6 separate series, or mutual funds (the “Spirit of America Funds”), each with its own investment objective and strategy. This report includes the following funds, each operating as a diversified fund as defined by the 1940 Act (individually, a “Fund”, or collectively, the “Funds”):

Spirit of America Real Estate Income and Growth Fund (the “Real Estate Fund”) commenced operations on January 9, 1998. The Real Estate Fund seeks current income and growth of capital by investing in equity real estate investment trusts (“REITs”) and the equity securities of real estate industry companies.

Spirit of America Large Cap Value Fund (the “Value Fund”) commenced operations on August 1, 2002. The Value Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the large cap value segment of the U.S. equity market.

Spirit of American Municipal Tax Free Bond Fund (the “Municipal Fund”) commenced operations on February 29, 2008. The Municipal Fund seeks high current income that is exempt from federal income tax, including the alternative minimum tax (“AMT”), investing at least 80% of its assets in municipal bonds.

Spirit of America Income Fund (the “Income Fund”) commenced operations on December 31, 2008. The Income Fund seeks high current income, investing at least 80% of its assets in a portfolio of taxable municipal bonds, income producing convertible securities, preferred stocks, high yield U.S. corporate bonds (frequently called “junk” bonds), and collateralized mortgage obligations (“CMOs”).

Spirit of America Income & Opportunity Fund (the “Opportunity Fund”) commenced operations on July 8, 2013. The Opportunity Fund seeks to achieve its investment objective of providing shareholders with current income and the potential for capital appreciation by investing a substantial percentage of its total assets in a portfolio of common and preferred stocks, fixed income securities of any grade, as well non-rated fixed income securities, both short-term and long-term, including zero-coupon securities, taxable and tax-free municipal bonds, income producing convertible securities, corporate bonds, including high-yield U.S. corporate bonds, floating rate bonds and step coupon bonds, municipal lease agreements, certificates of participation and collateralized mortgage obligations (“CMOs”), U.S. government agency securities, including securities issued by the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), and the Government National Mortgage Association (“GNMA”), equity real estate investment companies (“REITs”), which are subject to federal income tax, and Master Limited Partnerships (“MLPs”).

Each Fund currently offers Class A Shares, Class C Shares and Institutional Shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A shares have a maximum sales charge on purchases of 5.25% for Real Estate Fund and Value Fund, and 4.75% for Municipal Fund, Income Fund and Opportunity Fund, as a percentage of the original purchase price. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more of Class A shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.

Note 2 – Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

63

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   JUNE 30, 2021 (UNAUDITED)

A. Security Valuation: The offering price and NAV per share for the Funds are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and ask prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and ask prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and ask prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors (the “Board”).

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments).

The summary of inputs used to value each Fund’s net assets as of June 30, 2021 is as follows:

	Value Inputs
Real Estate Fund	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$98,191,972	$—	$484	$98,192,456
Preferred Stocks*	2,252,788	—	—	2,252,788
Municipal Bonds	—	200,790	—	200,790
Money Market Funds	930,159	—	—	930,159
Total	$101,374,919	$200,790	$484	$101,576,193

Value Fund
Assets:
Common Stocks*	$143,467,975	$—	$—	$143,467,975
Preferred Stocks*	1,972,865	—	—	1,972,865
Money Market Funds	965,662	—	—	965,662
Total	$146,406,502	$—	$—	$146,406,502

Municipal Fund
Assets:
Municipal Bonds	$—	$64,456,363	$—	$64,456,363
Money Market Funds	3,007,159	—	—	3,007,159
Total	$3,007,159	$64,456,363	$—	$67,463,522

64	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   JUNE 30, 2021 (UNAUDITED)

	Value Inputs
Income Fund	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$20,931,787	$—	$850	$20,932,637
Preferred Stocks*	25,522,488	—	—	25,522,488
Collateralized Mortgage Obligations	—	106,717	—	106,717
Corporate Bonds	—	10,306,143	423,084	10,729,227
Municipal Bonds	—	71,640,110	—	71,640,110
Total	$46,454,275	$82,052,970	$423,934	$128,931,179

Opportunity Fund
Assets:
Common Stocks*	$11,383,906	$—	$—	$11,383,906
Preferred Stocks*	2,557,400	—	—	2,557,400
Corporate Bonds	—	527,895	—	527,895
Municipal Bonds	—	11,067,534	—	11,067,534
U.S. Government & Agency Obligations	—	920,187	—	920,187
Money Market Funds	983,915	—	—	983,915
Total	$14,925,221	$12,515,616	$—	$27,440,837

*	Refer to Schedule of Investments for sector/industry classification.

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

●	Last sales price

●	Price given by pricing service

●	Last quoted bid & asked price

●	Third party bid & asked price

●	Indicated opening range

The significant unobservable inputs that may be used in the fair value measurement of the Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

The following provides quantitative information about the Real Estate Fund’s significant Level 3 fair value measurements as of June 30, 2021:

Quantitative Information about Significant Level 3 Fair Value Measurements
	Fair Value At
Asset Category	June 30, 2021	Valuation Techniques	Unobservable Input(s)	Range
Common Stocks	$484	Asset Liquidation Analysis	Liquidation Proceeds	N/A

65

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   JUNE 30, 2021 (UNAUDITED)

The following provides quantitative information about the Income Fund’s significant Level 3 fair value measurements as of June 30, 2021:

Quantitative Information about Significant Level 3 Fair Value Measurements
	Fair Value At
Asset Category	June 30, 2021	Valuation Techniques	Unobservable Input(s)	Range
Common Stocks	$850	Asset Liquidation Analysis	Liquidation Proceeds	N/A
Corporate Bonds	$423,084	Comparable Security Analysis	Discount for Lack of Marketability	1%-20%

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Real Estate Fund:

Change in
	Balance as of	unrealized
	December 31,	appreciation	Balance as of
	2020	(depreciation)	June 30, 2021
Common Stocks	$858	$(374)	$484

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

			Change in
	Balance as of		unrealized
	December 31,	Amortization/	appreciation	Balance as of
	2020	Accretion	(depreciation)	June 30, 2021
Common Stocks	$1,506	$—	$(656)	$850
Corporate Bonds	410,353	(261)	12,992	423,084

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date) for financial reporting purposes. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Federal Income Taxes: The Funds intend to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates: In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Funds intend to distribute substantially all of its net investment income and capital gains to shareholders each year. The Real Estate Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $.85 per share. The Value Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $1.40 per share. The Opportunity Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $.60 per share. For the Income Fund and Municipal Fund, income distributions will typically be declared daily and paid monthly. Capital gains, if any, for all the Funds, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares.

66	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   JUNE 30, 2021 (UNAUDITED)

The Real Estate Fund, Value Fund and Opportunity Fund have made certain investments in REITs which pay distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distributions. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The Funds intend to include the gross distributions from such REITs in its distributions to its shareholders; accordingly, a portion of the distributions paid to the Funds and subsequently distributed to shareholders may be re-characterized based on the prior calendar year’s actual reported return of capital. The final determination of the amount of each Fund’s return of capital distribution for the period will be made after the end of each calendar year.

G. Allocation of Income, Expenses, Gains and Losses. Expenses incurred by the Company that do not relate to a specific fund of the Company are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Note 3 – Derivative Transactions

Written Options Contracts – The Real Estate Fund, Value Fund and Opportunity Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The Funds’ use of derivatives for the six months ended June 30, 2021, was limited to written options.

Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds. The month-end average notional amount for the six months ended June 30, 2021 was $35,307 and $37,703 for Real Estate Fund and Value Fund, respectively. Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds. There were no derivatives outstanding as of June 30, 2021.

Statements of Operations
		Amount of	Amount of
		Realized	Unrealized
Fund/Financial Instrument Type	Location of Gain (Loss) on Derivatives Recognized	Gain (Loss)	Gain (Loss)
Real Estate Fund
Written Call Options (Equity Contracts)	Net realized gain from written option transactions	$570
	Net change in unrealized appreciation of written option contracts		$—

Value Fund
Written Call Options (Equity Contracts)	Net realized gain from written option transactions	$1,734
	Net change in unrealized appreciation of written option contracts		$—

Note 4 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2021, excluding short-term investments, were as follows:

Fund	Purchases	Sales
Real Estate Fund	$9,893,770	$5,662,221
Value Fund	10,406,532	13,288,274
Municipal Fund	1,072,151	4,995,000
Income Fund	3,849,354	7,596,194
Opportunity Fund	582,842	1,197,293

67

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   JUNE 30, 2021 (UNAUDITED)

There were no purchases or sales of Long Term U.S. Government Obligations during the six months ended June 30, 2021.

Note 5 – Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser, under the terms of the Advisory Agreement with respect to each Fund, manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Adviser a fee based on each Fund’s average daily net assets as follows:

		Advisory
Fund	Fee Rate	Fees Earned
Real Estate Fund	0.97%	$420,862
Value Fund	0.97%	652,002
Municipal Fund	0.60%	206,284
Income Fund	0.60%	391,436
Opportunity Fund	0.65%	82,360

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses for the following funds (based on average daily net assets) through April 30, 2022 so that the total operating expenses will not exceed the amounts presented in the table below. The waiver does not include, front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Additionally, for the six months ended June 30, 2021, the Adviser waived advisory fees, as indicated:

				Fees
				Recouped
Fund	Class A	Class C	Institutional Shares	(Waived)
Municipal Fund	0.90%	1.75%	0.75%	$(75,023)
Income Fund	1.10%	1.85%	0.85%	(35,385)
Opportunity Fund	1.25%	2.00%	1.00%	(25,097)

Any amounts waived or reimbursed by the Adviser are subject to repayment by a Fund within a period of three years after such waivers or expenses were incurred, provided the Fund is able to make such repayments and remain in compliance with the expense limitation as stated above.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

	Municipal	Income	Opportunity
Recoverable through	Fund	Fund	Fund
December 31, 2021	$83,027	$22,960	$19,462
December 31, 2022	145,082	35,800	40,653
December 31, 2023	146,088	60,762	49,944
June 30, 2024	75,023	35,385	25,097

The Funds’ Class A and Class C Shares have adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits each Fund’s Class A and Class C Shares to pay David Lerner Associates, Inc. (the “Distributor”) an annual fee, accrued daily and paid monthly based on each Class of each Fund’s average daily net assets for the Distributor’s services

68	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   JUNE 30, 2021 (UNAUDITED)

and expenses in distributing shares of each Fund and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2021, the annual fee rate and the fees paid to the Distributor under the Plan were as follows:

	Class A		Class C
Fund	Annual Rate	Fees Paid	Annual Rate	Fees Paid
Real Estate Fund	0.30%	$129,918	1.00%	$740
Value Fund	0.30%	201,263	1.00%	1,221
Municipal Fund	0.15%	51,314	1.00%	1,665
Income Fund	0.25%	162,513	1.00%	2,277
Opportunity Fund	0.25%	30,983	1.00%	2,723

Each Fund’s Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. A CDSC of 1.00% may be imposed on redemptions of $1 million or more of Class A shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase. For the six months ended June 30, 2021, sales charges received by the Distributor from each of the Funds were as follows:

	Front-End Sales	CDSC Fees
	Charges Received	Received by
Fund	by Distributor	Distributor
Real Estate Fund	$511,133	$—
Value Fund	519,537	27
Municipal Fund	149,922	—
Income Fund	304,922	—
Opportunity Fund	110,124	24

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $6,000, $1,500 for each Board meeting attended, $500 for each special meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to Interested Directors of the Company. For the six months ended June 30, 2021, the Funds were allocated $8,601 of the Chief Compliance Officer’s salary.

Note 6 – Concentration and Other Risks

The performance of the Municipal Fund, Income Fund and Opportunity Fund could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the Funds because they invest mainly in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

The Municipal Fund, Income Fund and Opportunity Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that the Funds may invest in junk bonds.

The Municipal Fund, Income Fund and Opportunity Fund may be affected by credit risk of lower grade securities, which is the possibility that taxable fixed income or municipal securities rated below investment grade, or unrated of similar quality, (frequently called “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade taxable fixed income or municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During

69

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   JUNE 30, 2021 (UNAUDITED)

periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Fund’s ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the Fund may lose its entire investment in those securities.

The Real Estate Fund invests primarily in real estate related securities. A fund that concentrates its investments among fewer sectors is subject to greater risk of loss than a fund that has more sector diversification. Investments in real estate and real estate-related equity securities involve risks different from, and in certain cases greater than, the risks presented by equity securities generally. The main risks are those presented by direct ownership of real estate or real estate industry securities, including possible declines in the value of real estate, environmental problems and changes in interest rates.

To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to these risks to a greater extent. The stocks purchased by the Fund may not appreciate in value as the Adviser anticipates. In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, its ability to retain its tax status as a regulated investment company may be adversely affected.

The Value Fund may, at times, concentrate its investments in a particular sector, such as information technology, if the Adviser believes stocks in that particular sector are performing more favorably. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Other risks to the Funds may include income risk, liquidity risk, prepayment risk on collateralized mortgage obligations, municipal project specific risk, municipal lease obligation risk, zero coupon securities risk, market risk, manager risk, taxability risk, state-specific risk and exchange traded funds risk. The Funds’ prospectus contains more information regarding these risks and other risks related to the Funds as well as other information about the Funds, and should be read carefully before investing.

Note 7 – Restricted Securities

Securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At June 30, 2021, the Income Fund held illiquid restricted securities representing 2% of net assets, as listed below:

Issuer Description	Acquisition	Principal
Corporate Bonds	Date	Amount	Cost	Value
Exelon Generation Co. LLC, 5.60%, 06/15/42	7/12/2012	$400,000	$419,283	$423,084
MetLife Capital Trust X, 9.25%, 04/08/38	6/4/2013	$1,500,000	$2,103,986	$2,277,954

70	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   JUNE 30, 2021 (UNAUDITED)

Note 8 – Federal Income Taxes

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes for each of the Funds as of June 30, 2021, were as follows:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation/	Cost Basis of
Fund	Appreciation	Depreciation	(Depreciation) (a)	Investments
Real Estate Fund	$42,652,034	$(430,633)	$42,221,401	$59,354,792
Value Fund	75,377,251	(324,580)	75,052,671	71,353,831
Municipal Fund	3,101,856	—	3,101,856	64,361,666
Income Fund	18,909,072	(1,179,129)	17,729,943	111,201,236
Opportunity Fund	6,964,337	(269,991)	6,694,346	20,746,491

(a)	The difference between book-basis and tax-basis net unrealized appreciation/(depreciation) is primarily due to wash sales, tax treatment of Trust Preferred securities and partnership investments.

The tax character of distributions paid by each of the Funds for the year ended December 31, 2020, was as follows:

	Ordinary	Tax Exempt	Net Long-Term	Return of	Total
Fund	Income	Income	Capital Gains	Capital	Distributions
Real Estate Fund	$841,065	$—	$338,555	$5,320,467	$6,500,087
Value Fund	874,399	—	4,661,734	1,745,557	7,281,690
Municipal Fund	13,284	1,735,182	—	—	1,748,466
Income Fund	4,864,925	—	410,724	—	5,275,649
Opportunity Fund	548,343	—	—	897,428	1,445,771

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

At December 31, 2020, the components of accumulated distributable earnings for each Fund on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Distributions	Capital and	Appreciation	Earnings
Fund	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Losses)
Real Estate Fund	$—	$—	$—	$(1,471,733)	$31,099,481	$29,627,748
Value Fund	7,738	—	—	(32,972)	63,430,497	63,405,263
Municipal Fund	2	—	—	(7,717,992)	3,359,816	(4,358,174)
Income Fund	—	462,018	—	—	16,736,841	17,198,859
Opportunity Fund	—	—	—	(1,476,881)	4,768,072	3,291,191

At December 31, 2020, for federal income tax purposes and the treatment of distributions payable, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

	No Expiration
Fund	Short-Term	Long-Term	Total
Real Estate Fund	$—	$1,471,733	$1,471,733
Municipal Fund	2,770,180	4,947,812	7,717,992
Opportunity Fund	1,476,880	—	1,476,880

71

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   JUNE 30, 2021 (UNAUDITED)

Certain capital and qualified late year losses incurred after October 31 and within the current taxable year are deemed to arise on the first business day of the Funds’ following taxable year. For the tax year ended December 31, 2020, the following Fund’s deferred post October capital and late year ordinary losses as follows:

		Qualified
	Post-October	Late Year
Fund	Capital Losses	Ordinary Losses
Value Fund	$32,972	$—

Management of the Funds have reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Note 9 – Line of Credit

The Company participates in a short-term credit agreement (“Line of Credit) with The Huntington National Bank, the custodian of the Funds’ investments expiring on May 19, 2022. Borrowings under this agreement bear interest at London Interbank Offered Rate (“LIBOR”) plus 1.500%. Maximum borrowings for the Company is the lesser of $3,000,000 or 10% of the Spirit of America Funds’ daily market value. At June 30, 2021, the Income Fund had outstanding borrowings of $735,956. During the six months ended June 30, 2021, each Fund’s borrowing activity was as follows:

	Real Estate				Income &
	Income and	Large Cap	Municipal Tax	Income	Opportunity
	Growth Fund	Value Fund	Free Bond Fund	Fund	Fund
Total bank line of credit as of June 30, 2021	$3,000,000	$3,000,000	$3,000,000	$2,264,044	$3,000,000
Average borrowings during period	$92,402	$98,525	$—	$122,187	$33,481
Number of days outstanding*	22	32	—	64	18
Average interest rate during period	2.000%	2.000%	2.000%	2.000%	2.000%
Highest balance drawn during period	$284,088	$502,878	$—	$465,313	$166,168
Highest balance interest rate	2.000%	2.000%	2.000%	2.000%	2.000%
Interest expense incurred	$785	$1,327	$—	$4,035	$188
Interest rate at June 30, 2021	2.000%	2.000%	2.000%	2.000%	2.000%

*	Number of days outstanding represents the total days during the six months ended June 30, 2021 that each Fund utilized the line of credit.

Note 10 – Commitments and Contingencies

The Company indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Company or the Funds. Additionally, in the normal course of business, the Company enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred.

Note 11 – Coronovirus (COVID-19) Pandemic

COVID-19 pandemic has caused financial markets to experience periods of increased volatility due to uncertainty that exists around its long-term effects. COVID-19 has resulted in varying levels of travel restrictions, quarantines, disruptions to supply chains and customer activity, leading to general concern and economic uncertainty. The full impact and duration of the pandemic cannot necessarily be foreseen. Management continues to monitor developments and navigate accordingly, further evaluating the anticipated impact to financial markets.

Note 12 – Subsequent Events

Management of the Funds has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Management has determined that there were no additional items requiring additional disclosure.

72	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   JUNE 30, 2021 (UNAUDITED)

Liquidity Risk Management Program (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940. The Program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of an Administrator, who is responsible for the Program’s administration in conjunction with the Adviser’s Liquidity Risk Committee. The Administrator maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Report outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation and was presented to the Board for consideration at its meeting held on May 12, 2021. During the review period, the Funds did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that (i) the Program was adequately designed and (ii) the Program has been effectively implemented.

73

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTH PERIOD JANUARY 1, 2021 TO JUNE 30, 2021 (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

Each Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the six month period, January 1, 2021 to June 30, 2021.

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

74	SPIRIT OF AMERICA

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONT.)

FOR THE SIX MONTH PERIOD JULY 1, 2020 TO JUNE 30, 2021 (UNAUDITED)

		Beginning	Ending		Expenses
		Account Value	Account Value	Annualized	Paid During
		January 1, 2021	June 30, 2021	Expense Ratio	the Period[1]
Spirit of America Real Estate Income and Growth Fund
Class A	Actual	$1,000.00	$1,168.90	1.56%	$8.39
	Hypothetical[2]	$1,000.00	$1,017.06	1.56%	$7.80
Class C	Actual	$1,000.00	$1,164.60	2.26%	$12.13
	Hypothetical[2]	$1,000.00	$1,013.59	2.26%	$11.28
Institutional Class Shares	Actual	$1,000.00	$1,170.00	1.26%	$6.78
	Hypothetical[2]	$1,000.00	$1,018.55	1.26%	$6.31
Spirit of America Large Cap Value Fund
Class A	Actual	$1,000.00	$1,148.80	1.52%	$8.10
	Hypothetical[2]	$1,000.00	$1,017.26	1.52%	$7.60
Class C	Actual	$1,000.00	$1,144.70	2.22%	$11.81
	Hypothetical[2]	$1,000.00	$1,013.79	2.22%	$11.08
Institutional Class Shares	Actual	$1,000.00	$1,150.40	1.22%	$6.50
	Hypothetical[2]	$1,000.00	$1,018.74	1.22%	$6.11
Spirit of America Municipal Tax Free Bond Fund
Class A	Actual	$1,000.00	$1,007.30	0.90%	$4.48
	Hypothetical[2]	$1,000.00	$1,020.33	0.90%	$4.51
Class C	Actual	$1,000.00	$1,003.10	1.75%	$8.69
	Hypothetical[2]	$1,000.00	$1,016.12	1.75%	$8.75
Institutional Class Shares	Actual	$1,000.00	$1,008.10	0.75%	$3.73
	Hypothetical[2]	$1,000.00	$1,021.08	0.75%	$3.76
Spirit of America Income Fund
Class A	Actual	$1,000.00	$1,032.90	1.11%	$5.59
	Hypothetical[2]	$1,000.00	$1,019.29	1.11%	$5.56
Class C	Actual	$1,000.00	$1,028.20	1.86%	$9.35
	Hypothetical[2]	$1,000.00	$1,015.57	1.86%	$9.30
Institutional Class Shares	Actual	$1,000.00	$1,034.10	0.86%	$4.34
	Hypothetical[2]	$1,000.00	$1,020.53	0.86%	$4.31
Spirit of America Income & Opportunity Fund
Class A	Actual	$1,000.00	$1,088.80	1.25%	$6.47
	Hypothetical[2]	$1,000.00	$1,018.60	1.25%	$6.26
Class C	Actual	$1,000.00	$1,085.40	2.00%	$10.34
	Hypothetical[2]	$1,000.00	$1,014.88	2.00%	$9.99
Institutional Class Shares	Actual	$1,000.00	$1,090.50	1.00%	$5.18
	Hypothetical[2]	$1,000.00	$1,019.84	1.00%	$5.01

[1]	Expenses are equal to each Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement/recoupment of expenses by the Funds’ Adviser for the period beginning January 1, 2021 to June 30, 2021. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

[2]	Assumes a 5% annual return before expenses.

75

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the continuance of a registered management investment company’s investment advisory agreement be approved annually by both the board of directors and also by a majority of its directors who are not parties to the investment advisory agreement or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Directors”). At a meeting held on May 12, 2021, the Board of Directors (the “Board” or “Directors”) of Spirit of America Investment Fund, Inc. (the “Company”) met telephonically (the “Meeting”) to, among other things, consider the approval of the Investment Advisory Agreement (the “Advisory Agreement”) by and between Spirit of America Management Corp. (the “Adviser”) and the Company, on behalf of Spirit of America Municipal Tax Free Bond Fund (the “Municipal Fund”), Spirit of America Income Fund (the “Income Fund”), Spirit of America Real Estate Income and Growth Fund (the “Real Estate Fund”), Spirit of America Large Cap Value Fund (the “Value Fund”), and Spirit of America Income & Opportunity Fund (the “Opportunity Fund”) (each a “Fund”; collectively, the “Funds”). The Directors noted that the Meeting was held telephonically in accordance with relief granted by the U.S. Securities and Exchange Commission (the “SEC”) to ease certain governance obligations in light of travel concerns related to the COVID-19 pandemic and acknowledged that all actions that required a vote of the Directors at an in-person meeting, including the approval of the Advisory Agreement, would be ratified at the Board’s next in-person meeting, as required by the SEC’s relief. At the Meeting, after determining that the Adviser’s compensation continues to be fair and reasonable pursuant to the terms of the Advisory Agreement, the Board concluded that the approval of the Advisory Agreement would be in the best interests of each Fund’s shareholders and the Board, including the Independent Directors voting separately, approved the Advisory Agreement. The Board’s approval was based on consideration and evaluation of the information and materials provided to the Board and a variety of specific factors discussed at the Meeting and at prior meetings of the Board, including the factors described below.

As part of the approval process and oversight of the advisory relationship, counsel to the Independent Directors (“Independent Counsel”) sent a questionnaire to the Adviser seeking certain relevant information, and the Directors received for their review in advance of the Meeting, the Adviser’s responses. In addition, the Directors were provided with the opportunity to request additional information and materials. In advance of the Meeting, the Board including the Independent Directors, requested and received materials provided by the Adviser and Independent Counsel, including, among other things, the following: (i) Independent Counsel’s 15(c) questionnaire and the responses provided by the Adviser; (ii) comparative information on the investment performance of the Funds, relevant indices and Morningstar category peer funds in the form of reports generated by the Funds’ administrator; (iii) graphs of fee comparisons for the minimum fee, maximum fee, average fee and median fee in the form of reports generated by the Funds’ administrator; (iv) graphs of performance comparisons for the minimum performing fund, maximum performing fund, average performing fund and median performing fund for various time periods in the form of reports generated by the Funds’ administrator; (v) the allocation of the Funds’ brokerage commissions, (vi) the record of compliance with the Funds’ investment policies and restrictions and with the Funds’ Code of Ethics as well as the structure and responsibilities of the Adviser’s compliance department; (vii) the profitability of the Funds’ investment advisory business to the Adviser taking into account both advisory fees and any other potential direct or indirect benefits; (viii) the Adviser’s Form ADV; and (ix) a memorandum from Independent Counsel regarding the responsibilities of the Independent Directors related to the approval of the Advisory Agreement.

In evaluating the Advisory Agreement, the Board, including the Independent Directors, requested, reviewed and considered materials furnished by the Adviser and questioned personnel of the Adviser, including the Funds’ portfolio managers, with respect to, among other things, personnel, each Fund’s performance, operations and the financial condition of the Adviser. Among other information, the Board, including the Independent Directors, requested and was provided information regarding:

●	The investment performance of each Fund over various time periods both by itself and in relation to relevant indices;

●	The fees charged by the Adviser for investment advisory services, as well as the compensation received by the Adviser and its affiliates;

●	The waiver of fees and reimbursements of expenses at various times by the Adviser with respect to certain Funds under the Operating Expenses Agreement;

●	The investment performance, fees and total expenses of mutual funds with similar objectives and strategies managed by other investment advisers;

76	SPIRIT OF AMERICA

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONT.)

●	The investment management staffing and the experience of the Adviser, as well as the Adviser’s administrative and other personnel providing services to the Funds and the historical quality of the services provided by the Adviser; and

●	The profitability to the Adviser of managing and to its affiliate of distributing the Funds, and the methodology in allocating expenses to the management of the Funds.

At the Meeting, Independent Counsel also referred to the “Gartenberg Memorandum” which had been distributed to each Director in advance of the Meeting, outlining the legal standards applicable to the Independent Directors under the 1940 Act with respect to the approval of the continuation of the Advisory Agreement on behalf of each of the Funds. Independent Counsel explained that the Board must consider: (1) the nature, extent and quality of services to be provided by the Adviser to the Funds; (2) the investment performance of each Fund independently; (3) the costs of the services provided and profits realized by the Adviser and its affiliates from the relationship with each Fund; (4) the extent to which economies of scale have been realized as each Fund grows; (5) whether fee levels reflect these economies of scale for the benefit of each Fund’s investors; and (6) any other relevant considerations that the Board deems appropriate.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the continuation of the Advisory Agreement.

1. Nature, Extent, and Quality of Services.

The Board, including the Independent Directors, evaluated the nature, extent and quality of advisory, administrative and shareholder services provided by the Adviser, which encompassed the following: determination and execution of investment decisions for each Fund; regulatory filings and disclosure to the Funds’ shareholders, general oversight of the Funds’ service providers, coordination of Fund marketing initiatives, review of Fund legal issues and other services. The Board, including the Independent Directors, acknowledged the ever-increasing responsibilities of the Adviser in response to the increasing regulations of the mutual fund industry. The Board also noted that there was no significant disruption or impact to services provided to the Funds by the Adviser as a result of the COVID-19 pandemic as the Adviser was able to operate effectively under its business continuity plan. The Board, including the Independent Directors, determined that the services provided to the Funds are extensive in nature, that the Adviser delivered a high level of service to each Fund and that the Adviser is positioned to continue providing such quality of service in the future.

2. Investment Performance of the Funds and the Adviser.

The Board, including the Independent Directors, reviewed the Funds’ short-term and long-term investment performance over various periods of time as compared to both relevant indices and the performance of such Funds’ peer groups. The Municipal Fund’s performance for the 1-year period ended March 31, 2021 was 2.98% as compared to the median of its peer group of 5.20%. The Income Fund’s performance for the 1-year period ended March 31, 2021 was 11.65% as compared to the median of its peer group of 11.64%. The Real Estate Fund’s performance for the 1-year period ended March 31, 2021 was 27.22% as compared to the median of its peer group of 35.70%. The Value Fund’s performance for the 1-year period was 53.37% as compared to the median of its peer group of 53.33%. The Opportunity Fund’s performance for the 1-year period ended March 31, 2021 was 21.92% as compared to the median of its peer group of 24.23%. The Board then determined that each Fund was delivering reasonable performance results, especially over the long-term, and that each Fund’s results were consistent with the investment strategies followed by each Fund.

3. Costs of Services and Profits Realized by the Adviser.

a. Fund Fees and Performance. The Board, including the Independent Directors, reviewed the information (as of March 31, 2021) provided by the Funds’ administrator, including the comparative graphs, regarding each Fund’s management fee and overall expense ratio relative to industry averages for each Fund’s peer group category and the advisory fees charged by the Adviser to other accounts. The Municipal Fund had a management fee of 0.60% as compared to the median in its peer group of 0.43%. The Income Fund had a management fee of 0.60% as compared to the median in its peer group of 0.60%. The Real Estate Fund had a management fee of 0.97% as compared to the median in its peer group of 0.80%. The Value Fund had a management fee of 0.97% as compared to the median in its peer group of 0.75%. The Opportunity Fund had a management fee of 0.65% as compared to the median in its peer group of 0.55%. The Board viewed favorably the current and historic willingness of the Adviser to limit the overall expense ratios of the Funds, as appropriate. Acknowledging that the fees paid by the Funds were higher than certain of the comparable funds and, except in the case of the Income Fund,

77

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONT.)

higher than the medians in the Funds’ peer groups, the Board nevertheless noted that the fees were still close enough to the medians in each case. The Board noted that, although higher than the fees of certain other funds in their respective groups, the fees were not unreasonable.

b. Profitability and Costs of Services to the Adviser. The Board, including the Independent Directors, reviewed estimates of the Adviser’s profitability and costs attributable to the Funds through 2020. The Board noted that, in recent years, increased fixed costs and, in particular, legal and audit fees in response to increasing regulations, have had a greater impact on small fund families, such as the Funds, than on larger fund complexes, and overall expenses of the Funds may compare unfavorably to the overall expenses of some funds identified as peers. Additionally, the Board considered whether the amount of the Adviser’s profit is a fair profit for managing the Funds and observed that the Adviser has devoted a large amount of its resources to the Funds throughout the years. The Adviser’s management noted that the fund-by-fund expense analysis does not reflect all of the overhead costs paid by its affiliate, David Lerner & Associates, Inc. (“DLA”), which may be attributed to the Adviser. The Board, including the Independent Directors, then determined that the Adviser’s profitability was at a fair and acceptable level, especially given the quality of the services being provided to the Funds, and that it bore a reasonable relationship to the services rendered.

4. Extent of Economies of Scale as the Funds Grow.

The Board, including the Independent Directors, considered whether there had been economies of scale regarding the management of the Funds and whether the Funds would appropriately benefit from any economies of scale. However, due to the relatively small size of each Fund, the Board did not believe that significant (if any) economies of scale had been achieved at this time.

5. Whether Fee Levels Reflect Economies of Scale.

The Board, including the Independent Directors, discussed the fact that the Adviser does not at this time offer breakpoints in its fees that would otherwise allow investors to benefit directly from economies of scale in the form of lower fees as Fund assets grow. The Board observed, however, that the Adviser had provided enhancements in personnel and services to the Funds, without any fee increase. The Board stated that it would continue to review the concept of breakpoints in future years as the Funds’ assets grow.

6. Other Relevant Considerations.

a. Personnel and Methods. The Board, including the Independent Directors, reviewed the Adviser’s Form ADV, with the Adviser responding to the Board’s questions regarding the size, experience and education of the Adviser’s staff, its fundamental research capabilities, and its approach to recruiting, training and retaining portfolio managers and other research and management personnel. The Board then concluded that such factors allow the Adviser to provide a high level of service to the Funds. In addition, the Board members considered the history, reputation, qualifications and background of the Adviser as well as the qualifications of the Adviser’s personnel.

b. Other Benefits. The Board, including the Independent Directors, then considered the character and amount of other direct and incidental benefits received by the Adviser and its affiliates due to their association with the Funds, including the benefits received by DLA, the affiliated distributor. The Board concluded that potential “fall-out” benefits that the Adviser and its affiliates might receive, which might include greater name recognition or increased ability to obtain research services (although the Board noted that the Adviser currently does not use soft dollars for research services), seemed to be reasonable, and in some instances might benefit the Funds.

Conclusions. The Board, including the Independent Directors, considered the aforementioned factors and other factors collectively in light of the Funds’ surrounding circumstances and did not identify any factor as all-important or all-controlling. Each Independent Director gave the weight to each factor that he deemed appropriate in his own judgment. The Independent Directors considered the renewal of the Advisory Agreement on a Fund-by-Fund basis and determined that the renewal of the Advisory Agreement was in the best interests of the shareholders of each Fund. The Independent Directors also determined that the fees charged to each Fund for the services provided were not unreasonable. Therefore, the Board, including the Independent Directors, determined that continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

78	SPIRIT OF AMERICA

The following notice does not constitute part of and is not
incorporated into the prospectus of the Funds.

PRIVACY NOTICE
Rev. 5/2018

FACTS	WHAT DO THE SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND, SPIRIT OF AMERICA LARGE CAP VALUE FUND, SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND, SPIRIT OF AMERICA INCOME FUND AND SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND (THE “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●     Social Security number

●     account balances

●     account transactions

●     transaction history

●     wire transfer instructions

●     checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Spirit of America Investment Fund, Inc. chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call (516) 390-5565

79

What we do
Who is providing this notice?	Funds advised by Spirit of America Management Corp. A complete list is included below.
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do the Funds collect my personal information?

We collect your personal information, typically through David Lerner Associates, Inc., (“DLA”) for example, when you

●     open an account

●     provide account information

●     give DLA your contact information

●     make a wire transfer

●     tell DLA where to send the money

DLA may collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and non-financial companies.

●     Our affiliates include: Spirit of America Management Corp; David Lerner Associates, Inc.; The Great Art Fund, LLC; and SRLA, Inc.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Funds do not share with non-affiliates so they can market to you.
Joint Marketing	● The Funds do not jointly market.
List of funds providing this notice

Spirit of America Real Estate Income and Growth Fund

Spirit of America Large Cap Value Fund

Spirit of America Municipal Tax Free Bond Fund

Spirit of America Income Fund

Spirit of America Income & Opportunity Fund

80	SPIRIT OF AMERICA

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81

Proxy Voting Information

The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Funds’ proxy voting record relating to portfolio securities held during the 12-month period ended June 30 are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Portfolio Disclosure

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Investment Adviser
Spirit of America Management Corp.
477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006

Distributor
David Lerner Associates, Inc.
477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006

Shareholder Services
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Custodian
The Huntington National Bank
7 Easton Oval
Columbus, OH 43219

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102-2529

Counsel
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

For additional information about the Funds, call (800) 452-4892 or (610) 382-7819.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding each Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2021 Spirit of America	SOAFunds-SAR-21

(b)Not	applicable.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principle Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Spirit of America Investment Fund, Inc.

By (Signature and Title) /s/ David Lerner

David Lerner, Principal Executive Officer

Date 8/30/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ David Lerner

David Lerner, Principal Executive Officer

Date8/30/2021

By (Signature and Title /s/ Alan P. Chodosh

Alan P. Chodosh, Principal Financial Officer

Date8/30/2021